                                                               File No. 33-12112
                                                               File No. 811-5032

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

                           Pre-Effective Amendment No.                       [ ]
                                                      ----

                         Post-Effective Amendment No. 11                     [X]

                                       and

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                               [ ]
                                 Amendment No. 12                            [X]

                                BARON ASSET FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                           450 Park Avenue Suite 2802
                              New York, New York                 10022
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)   (zip code)

       Registrant's Telephone Number, including Area Code: (212) 759-7700

                               Linda S. Martinson
                                BARON ASSET FUND
                                 450 Park Avenue
                                   Suite 2802
                            New York, New York 10022
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately
It is proposed that this filing will become effective (check appropriate box)
 X   immediately upon filing pursuant to paragraph (b)
----
     on (date) pursuant to paragraph (b)
----
     60 days after filing pursuant to paragraph (a)
----

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant has registered an indefinite number of shares of beneficial interest, $0.01 par value, of securities of the Fund, now existing or hereafter established, under the Securties Act of 1933. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on October 30, 1995.

The Registrant proposes that this amendment will become effective pursuant to Rule 485(b) under the Securities Act of 1933.

                                BARON ASSET FUND
                              CROSS-REFERENCE SHEET

                           Items Required by Form N-1A

PART A

                                                                       Caption in
Item No.                   Item Caption                                Prospectus
--------                   ------------                                -----------
1.                         Cover Page                                  COVER PAGE
2.                         Synopsis                                    FUND EXPENSES
3.                         Condensed Financial                         FINANCIAL HIGHLIGHTS
                             Information
4.                         General Description                         INVESTMENT OBJECTIVE AND
                           of Registrant                               PHILOSOPHY;INVESTMENT
                                                                       POLICIES AND RISKS; GENERAL
                                                                       INFORMATION
5.                         Management of the                           MANAGEMENT OF THE FUNDS;
                              Fund                                        GENERAL INFORMATION; FUND
                                                                          EXPENSES
6.                         Capital Stock and                           DIVIDENDS AND
                              Other Securities                            DISTRIBUTIONS; TAXES;
                                                                          GENERAL INFORMATION
7.                         Purchase of Securities                      HOW TO PURCHASE SHARES;
                           Being Offered                               DETERMINING YOUR SHARE
                                                                       PRICE; DISTRIBUTION PLAN
8.                         Redemption or                               HOW TO REDEEM SHARES;
                           Repurchase                                  DETERMINING YOUR SHARE
                                                                       PRICE
9.                         Pending Legal                               NOT APPLICABLE
                              Proceedings

PART B

                                                                       Caption in Statement
Item No.                   Item Caption                                of Additional Information
--------                   ------------                                --------------------------
10.                        Cover Page                                  COVER PAGE
11.                        Table of Contents                           TABLE OF CONTENTS
12.                        General Information                         NOT APPLICABLE
                              and History
13.                        Investment Objectives                       INVESTMENT OBJECTIVE AND
                              and Policies                                POLICIES
14.                        Management of the                           MANAGEMENT OF THE FUNDS
                           Registrant
15.                        Control Persons and                         MANAGEMENT OF THE FUNDS
                              Principal Holders of
                              Securities
16.                        Investment Advisory                         MANAGEMENT OF THE FUNDS
                              and Other Services
17.                        Brokerage Allocation                        MANAGEMENT OF THE FUNDS
18.                        Capital Stock and                           ORGANIZATION AND
                              Other Securities                            CAPITALIZATION

                                                                       Caption in Statement
Item No.                   Item Caption                                of Additional Information
--------                   ------------                                --------------------------
19.                        Purchase, Redemption                        MANAGEMENT OF THE FUNDS;
                              and Pricing of                              REDEMPTION OF SHARES;
                              Securities Being                            NET ASSET VALUE
                              Offered
20.                        Tax Status                                  NOT APPLICABLE
21.                        Underwriters                                MANAGEMENT OF THE FUNDS
22.                        Calculation of                              CALCULATION OF
                              Performance Data                            PERFORMANCE DATA
23.                        Financial Statements                        FINANCIAL STATEMENTS FOR
                                                                          THE FISCAL YEAR ENDED
                                                                          SEPTEMBER 30, 1995
                                                                          (AUDITED)


--------------------------------------------------------------------------------
                                 THE BARON FUNDS
--------------------------------------------------------------------------------

[Photo]

--------------------------------------------------------------------------------
WELCOME TO THE BARON FUNDS:

THERE ARE MANY SOUND INVESTMENT STRATEGIES
Twenty six years experience as a securities analyst and twenty one years as a portfolio manager have taught me there are many ways to be a successful investor. The Baron Funds are long term investors in publicly owned businesses, not short term traders of common stocks. The Baron Funds do not rely upon brokerage firm research, computer-based stock selections or so-called momentum investing. The Funds do not seek to emulate popular market indexes. The Funds' investment decisions are based upon our independent, fundamental analyses of businesses. Basics. Company visits; management, employee, customer and competitor interviews; our opinions and judgments of management talent, honesty and business strategies; and our assessments of industry prospects.

         Once we qualitatively identify great businesses in which we would like to invest, we value these businesses quantitatively. The Baron Funds seek to purchase either debt or equity issued by companies with compelling investment characteristics before their business prospects are widely recognized. The Funds seek to purchase securities at prices which offer our shareholders the potential to earn a return of at least 50% over a two year period. Of course, we cannot guarantee that we can achieve these results.

THE BARON FUNDS INVEST IN GROWING, WELL MANAGED, VERY PROFITABLE
BUSINESSES
The Baron Funds focus their investments in well managed, fast growing, small and mid-sized companies. These companies are in emerging, job creating "sunrise" industries, industries in which our children are likely to work, not industries in which our parents and grandparents were employed. The Funds currently have significant investments in health care, education, financial services, government "privatization" services, communications, media and entertainment, temporary

--------------------------------------------------------------------------------
Not part of the Prospectus.

--------------------------------------------------------------------------------
                                 THE BARON FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

help and casino gaming, industries favorably impacted by both demographics and legislative programs. These represent our "investment themes."

Because investors have differing investment needs and risk tolerances, we offer two Funds to help them achieve their long term financial goals:

BARON ASSET FUND, A NO-LOAD, SMALL CAP FUND
BARON ASSET FUND, founded June 12, 1987, invests primarily in small and mid-sized companies. We believe the market is least efficient when valuing assets and growth prospects of these companies. This offers us investment opportunity. Baron Asset Fund is suitable for investors seeking capital appreciation.

BARON GROWTH & INCOME FUND, A NO-LOAD, GROWTH AND INCOME FUND
         BARON GROWTH & INCOME FUND, founded January 3, 1995, also invests primarily in common stocks of well managed, fast growing, small and mid-sized companies. In addition, it currently invests nearly 40% of its assets in debt securities and dividend paying common stocks which offer both attractive yields and growth. This Fund could achieve higher returns than most growth and income funds due to its investments in fast growing smaller companies; it should be less volatile than most small cap growth funds due to its significant investments in income producing securities. This Fund is suitable for investors seeking capital appreciation but who desire less risk than is usually incurred by investing in small cap funds.

OUTLOOK FOR 1996
Although it is not possible to predict how the stock market will perform either next year or any other year, we believe our Funds' 1996 investment performance could approximate the profits growth of the businesses in which we are shareholders. While the U.S. economy is currently growing slowly, we expect most companies in which we are shareholders to achieve strong profits growth in 1996. We are therefore optimistic that 1996 could be another strong year for The Baron

--------------------------------------------------------------------------------
Not part of the Prospectus.

Funds. Of course, investing in small cap stocks is inherently risky. Please see page 8 of the Prospectus for a discussion of the investment risks. Our past performance (see pages 4-5 of the Prospectus) should not be considered a predictor of future results.

WE APPRECIATE YOUR CONFIDENCE IN THE BARON FUNDS
Individuals have numerous choices when they decide to invest in mutual funds. We want to thank our fellow shareholders of The Baron Funds for choosing to invest with us. We also appreciate the interest in The Baron Funds shown by many other potential investors. We want to assure both our new and our long term shareholders that we will remain disciplined and will continue to work hard to provide superior returns and service. Please feel free to write or call if you have any questions or comments. We are looking forward to a successful 1996.

Sincerely,



Ronald Baron
President

--------------------------------------------------------------------------------

Not part of the Prospectus.

--------------------------------------------------------------------------------



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


THE BARON FUNDS


                    BARON                                          BARON
                    ASSET                                          GROWTH &
                    FUND                                           INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FUND CATEGORY       Small cap fund.                                Growth and income fund.
----------------------------------------------------------------------------------------------------------------------------------

OBJECTIVE           Capital appreciation.                          Capital appreciation with income as a secondary
                                                                   objective.
----------------------------------------------------------------------------------------------------------------------------------

INVESTOR PROFILE    Long-term growth stock investor.               Long-term investor seeking capital appreciation with less risk.
----------------------------------------------------------------------------------------------------------------------------------

STRATEGY            Invests in:                                    Similar, except:
                    small cap companies with $100 - $500           mean market capitalization of companies will
                    million market values.                         tend to be somewhat larger than that of Baron
                                                                   Asset Fund.
                    mid-sized companies with $500 million - $1.5   significant investments in convertible
                    billion market values.                         bonds, dividend paying stocks, real
                                                                   estate investment trusts and publicly
                                                                   traded partnerships for income and
                                                                   appreciation.
----------------------------------------------------------------------------------------------------------------------------------

PHILOSOPHY          Value orientation towards growth.              Similar. In addition, the Fund seeks to research
                    Not all stocks are efficiently priced.         and purchase at attractive
                    Investors can gain an investment advantage     prices debt and dividend paying equity
                    through intense research. This is especially   securities with growth prospects.
                    true for smaller companies.

                    The Fund seeks to purchase at attractive prices companies with compelling investment characteristics before their growth prospects and assets have been properly valued by other investors.

                    Not part of the Prospectus.


--------------------------------------------------------------------------------

BARON ASSET FUND
--------------------------------------------------------------------------------
BARON GROWTH & INCOME FUND
450 Park Avenue, New York, New York 10022 1-800-99-BARON 212-759-7700

--------------------------------------------------------------------------------

BARON ASSET FUND, started in June of 1987, and BARON GROWTH & INCOME FUND, started in January of 1995, are no-load, open-end, diversified management investment companies, commonly referred to as mutual funds. BARON ASSET FUND'S investment objective is to seek capital appreciation through investments in securities of small and medium sized companies, with undervalued assets or favorable growth prospects. BARON GROWTH & INCOME FUND'S investment objective is to seek capital appreciation with income as a secondary objective. Both of these Funds are described in this Prospectus and are referred to individually as a "Fund" and collectively as the "Funds."

The Funds are no-load funds. They sell and redeem their shares at net asset value without any sales charges or redemption fees. The minimum initial investment is $2,000. There is no minimum for subsequent purchases. The minimum for purchases made pursuant to the Fund's Automatic Investment Plan is $500 with a $50 monthly minimum for subsequent purchases.



This Prospectus sets forth concisely the essential information a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information, dated January 2, 1996, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by writing or calling the Funds at the address and telephone number set forth above.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


January 2, 1996

--------------------------------------------------------------------------------
1                        PROSPECTUS

--------------------------------------------------------------------------------
THE BARON FUNDS

---------------------------------------------------------
  TABLE OF CONTENTS

                                                              PAGE
Fund Expenses                                                    3
---------------------------------------------------------
Financial Highlights                                             4
---------------------------------------------------------
Investment Performance                                           6
---------------------------------------------------------
Investment Objective and Philosophy                              6
---------------------------------------------------------
Investment Policies and Risks                                    7
---------------------------------------------------------
Management of the Fund                                          12
---------------------------------------------------------
Distribution Plan                                               16
---------------------------------------------------------
Shareholder Manual                                              16
---------------------------------------------------------
How to Purchase Shares                                          16
---------------------------------------------------------
How to Redeem Shares                                            17
---------------------------------------------------------
Determining Your Share Price                                    19
---------------------------------------------------------
Dividends and Distributions                                     20
---------------------------------------------------------
Taxes                                                           20
---------------------------------------------------------
General Information                                             21
---------------------------------------------------------

FOR  MISSOURI  RESIDENTS:  THIS PROSPECTUS  CONTAINS  DISCLOSURES
ABOUT  RISKS ASSOCIATED WITH  THE FOLLOWING  INVESTMENT TECHNIQUES
ON THE  PAGES  INDICATED: SMALL  CAP DOMESTIC OR  FOREIGN COMPANIES  (P.7
& 10),  FINANCIALLY DISTRESSED DOMESTIC OR FOREIGN COMPANIES (P.7,
8 & 10), "JUNK BONDS" (P.7 & 8), LEVERAGE (P.9), AND SHORT-TERM TRADING (P.10). PLEASE READ THESE SECTIONS CAREFULLY.


The net asset value per share and the value of a shareholder's holding in the Funds will vary with economic and market conditions. The dividends paid by each Fund will increase or decrease in relation to the income received by that Fund from its investments and the expenses incurred by that Fund.



There is no assurance that the Funds will achieve their respective objectives. Neither Fund purports to offer a complete investment program to which investors should commit all of their investment capital. Please see the section entitled "Investment Policies and Risks" starting on page 7 for a discussion of the risks associated with the Funds.


-----------------------------------------------------

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in the Prospectus and, if given or made, such information or representations may not be relied upon as authorized by the Funds, their Investment Adviser or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy securities in any state to any person to whom it is unlawful to make such offer in such state.

The Funds have registered some or all of the shares intended to be sold pursuant to this Prospectus under State securities laws. Some of the states have set conditions to the registration, which are set forth in the Statement of Additional Information.

2   ----------------------------------------------------------------------------

THE BARON FUNDS

---------------------------------------------------------
FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES:
---------------------------------------------------------

Sales Load Imposed on Purchases................   NONE
Redemption Fee.................................   NONE
Deferred Sales Load............................   NONE
Exchange Fees..................................   NONE

---------------------------------------------------------

There are additional charges associated with retirement accounts and wire transfers. Purchases and redemptions may also be made through broker-dealers or others who may charge a commission or other transaction fee for their services. (See "How to Purchase Shares" and "How to Redeem Shares")

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets):

--------------------------------------------------------------------------------
                      Management     12b-1     Other       Total Operating
                      Fees           Fees      Expenses    Expenses
--------------------------------------------------------------------------------
BARON ASSET           1.00%          .25%      .19%        1.44%
FUND
--------------------------------------------------------------------------------

BARON                 1.00%          .25%      .75%        2.00%
 GROWTH &
INCOME FUND
--------------------------------------------------------------------------------

The expenses set forth in the table above for the Funds are based on actual expenses incurred for the fiscal year ended September 30, 1995. The Adviser will reduce its fee to the extent required to limit total Fund operating expenses to certain limits pursuant to applicable state laws. The Adviser has agreed to reduce its fee so that total operating expenses do not exceed 2.0%.


EXAMPLE
--------------------------------------------------------------------------------

A Shareholder would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

--------------------------------------------------------------------------------
YEAR                                 1            3          5          10
--------------------------------------------------------------------------------

BARON ASSET FUND                     $15          $46        $79        $172
--------------------------------------------------------------------------------
BARON GROWTH &
INCOME FUND                          $20          $63        $108       $233

--------------------------------------------------------------------------------

This information is provided to assist an investor in understanding the various costs and expenses that an investor will bear, directly or indirectly, as a shareholder of each of the Funds. This information should not be considered a representation of past or future expenses, as actual expenses fluctuate and may be greater or less than those shown. The example assumes a 5% annual return as required by SEC regulations applicable to all mutual funds. The actual performance of the Funds will vary and may result in an actual return greater or less than 5%. The Funds have a plan of distribution pursuant to Rule 12b-1 pursuant to which the Funds pay the Distributor a fee for distribution-related services at the annual rate of .25% of the respective Fund's average daily net assets. As a result, long-term shareholders of the Funds may pay more than the economic equivalent of the maximum front-end sales load permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD"). For a description of the various costs and expenses incurred in the operation of the Funds, as well as any expense reimbursement or reduction arrangements, see "Management of the Funds" and "Distribution Plan."

THE BARON FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following tables show, on a per share basis, the changes in net asset value, total return and ratios/supplemental data for a share of beneficial interest of the Funds for each period. The information was audited by Coopers & Lybrand L.L.P., the Funds' independent auditors. Their report and the Financial Statements for the Funds are included in the Funds' Annual Report and the Statement of Additional Information, which are available from the Distributor. The following information should be read in conjunction with the Financial Statements and related notes.

                                                          BARON ASSET FUND
                                                       Year Ended September 30
---------------------------------------------------------------------------------------------------------------------
                                        1995      1994    1993     1992     1991     1990     1989     1988    1987*
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Year...   $22.82   $21.91   $16.20   $14.80   $10.88   $17.22   $12.98   $11.95   $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)........   (0.09)   (0.14)   (0.13)   (0.08)     0.07     0.21     0.13     0.05     0.07
Net Realized and Unrealized Gains
  (Losses) on Investments...........     7.23     1.82     6.00     1.52     4.05   (5.14)     4.81     1.18     1.88
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------
Total from Investment Operations....     7.14     1.68     5.87     1.44     4.12   (4.93)     4.94     1.23     1.95
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income............................        0        0        0   (0.04)   (0.20)   (0.16)   (0.05)   (0.03)        0
Distributions from Net Realized
  Gains.............................   (0.66)   (0.77)   (0.16)        0        0   (1.25)   (0.65)   (0.17)        0
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------
Total Distributions.................   (0.66)   (0.77)   (0.16)   (0.04)   (0.20)   (1.41)   (0.70)   (0.20)        0
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value, End of Year........   $29.30   $22.82   $21.91   $16.20   $14.80   $10.88   $17.22   $12.98   $11.95
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------
TOTAL RETURN........................    32.3%     8.0%    36.5%     9.7%    38.3%  (30.7%)    39.9%    10.7%    19.5%
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------
                                       ------   ------   ------   ------   ------   ------   ------   ------   ------
RATIOS/SUPPLEMENTAL DATA
Net Assets (in millions), End of
  Year..............................   $290.0    $80.3    $59.9    $43.8    $47.4    $40.0    $47.7    $11.7     $3.9
Ratio of Expenses to Average Net
  Assets............................     1.4%     1.6%     1.8%     1.7%     1.7%     1.8%     2.1%     2.5%   2.8%**
Ratio of Net Investment Income
  (Loss) to Average Net Assets......   (0.5%)   (0.7%)   (0.7%)   (0.5%)     0.5%     1.5%     1.3%     0.5%   1.9%**
Portfolio Turnover Rate.............    35.2%    55.9%   107.9%    95.5%   142.7%    97.8%   148.9%   242.4%    84.7%

--------------------------------------------------------------------------------

 * For the period June 12, 1987 (commencement of operations) to September 30, 1987.

**       Annualized.

BARON ASSET FUND'S Adviser and/or Baron Capital reimbursed Baron Asset Fund for expenses aggregating $8,561 (less than $.01 per share) in 1990, $27,315 ($.01 per share) in 1989, $83,219 ($.11 per share) in 1988, and $36,330 ($.20 per share) in 1987. The reimbursement amounts are excluded from the expense data above to the benefit of the Fund's shareholders. The Distributor may from time to time voluntarily assume certain Fund expenses while retaining the ability to be reimbursed by the Fund for those amounts. This has the effect of lowering the overall expense ratio and of increasing yield to investors, or the converse, at the time amounts are assumed or reimbursed.

4   ----------------------------------------------------------------------------

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
THE BARON FUNDS
--------------------------------------------------------------------------------


                           BARON GROWTH & INCOME FUND
                             Year Ended September 30
--------------------------------------------------------------------------------
                                                                                                               1995
----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Year............................................................................ $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)................................................................................. 0.04
Net Realized and Unrealized Gains (Losses) on Investments.................................................... 4.73
                                                                                                              ------
Total from Investment Operations............................................................................. 4.77
LESS DISTRIBUTIONS
Dividends from Net Investment Income......................................................................... 0
Distributions from Net Realized Gains........................................................................ 0
                                                                                                              ------
Total Distributions.......................................................................................... 0
                                                                                                              ------
Net Asset Value, End of Year................................................................................. $14.77
                                                                                                              ------
                                                                                                              ------
TOTAL RETURN................................................................................................. 47.7%
                                                                                                              ------
                                                                                                              ------
RATIOS/SUPPLEMENTAL DATA
Net Assets (in millions), End of Year........................................................................ $28.6
Ratio of Expenses to Average Net Assets...................................................................... 2.0%**
Ratio of Net Investment Income (Loss) to Average Net Assets.................................................. 1.1%**
Portfolio Turnover Rate......................................................................................40.6%

--------------------------------------------------------------------------------

 * For the period January 3, 1995 (commencement of operations) to September 30, 1995.

** Annualized.

The Fund's Custodian offset custody fees of $12,003 (less than $0.01 per share) in 1995. The expense offset amount is included in the expense data above. The Distributor may from time to time voluntarily assume certain Fund expenses while retaining the ability to be reimbursed by the Fund for those amounts. This has the effect of lowering the overall expense ratio and of increasing yield to investors, or the converse, at the time amounts are assumed or reimbursed.


5   ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BARON FUNDS

---------------------------------------------------------
INVESTMENT PERFORMANCE
The investment results of each Fund quoted in advertisements and other sales literature may refer to average annual total return and actual return. Average annual total return assumes that an investment in the Fund was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of all dividends and distributions during the period at the net asset value on the reinvestment date. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Because average annual returns are annualized they tend to even out variations in the returns, and are not the same as actual year-by-year results. The actual return performance calculations, which also may be quoted in advertising, reflect the results of a continuous shareholder who does not redeem. It measures the percentage change between the net asset value of a hypothetical $1,000 investment in each Fund at the beginning of a period and the net asset value of that investment at the end of a period, assuming reinvestment of all dividend and capital gain distributions at the net asset value on the reinvestment date. The performance of major market indices such as the Dow Jones Industrial Average, Russell 2000, and Standard & Poor's 500 may also be included in advertising so that each Fund's results may be compared with those of groups of unmanaged securities widely regarded by investors as measures of market performance. Brokerage fees are not factored into the performance of the indices. The performance data of the Funds include all recurring fees such as brokerage and investment advisory fees. Data and rankings from Lipper Analytical Services, Inc., CDA Investment Technologies, Morningstar or other industry publications may also be used in advertising. See the Statement of Additional Information.


Performance results represent past performance and are not necessarily representative of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

The annual report contains additional performance information which is available upon request without charge by writing or calling the Funds at the address and telephone number set forth on the cover of this Prospectus.

---------------------------------------------------------
INVESTMENT OBJECTIVES AND
PHILOSOPHY
The investment objective of BARON ASSET FUND is to seek capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects. Production of income, if any, is incidental to this objective. The investment objective of BARON GROWTH & INCOME FUND is to seek capital appreciation with income as a secondary objective. These investment objectives are fundamental and, as such, may not be changed without the approval of a majority of the respective Fund's outstanding shares. There is no assurance that the Funds will achieve their investment objectives.

BARON ASSET FUND seeks to achieve its investment objective by investing its assets in a diversified portfolio of primarily common stocks. BARON GROWTH & INCOME FUND seeks to achieve its investment objective by investing in equity and debt securities. Both invest primarily in the securities of small sized companies with market values of approximately $100 - $500 million and medium sized companies with market values of $500 million to $1.5 billion, although the mean market capitalization of BARON GROWTH & INCOME

6   ----------------------------------------------------------------------------

THE BARON FUNDS

--------------------------------------------------------------------------------
FUND'S portfolio will tend to be higher than BARON ASSET FUND'S. The other kinds of investments each Fund makes and the risks associated therewith are discussed below in connection with the Funds'investment policies.



The Funds seek to purchase securities judged by their Adviser to have favorable price to value characteristics based on the Adviser's assessment of their prospects for future growth and profitability. The Adviser seeks securities that the Adviser believes have the potential to increase in value at least 50% over two subsequent years, although that goal may not be achieved. As a guide in selecting such investments, the Adviser studies and considers such fundamentals as business profitability, strong balance sheets, undervalued and unrecognized assets, low multiples of free cash flow and income, perceived management skills, unit growth, and the potential to capitalize upon anticipated economic trends. Securities are selected for investment after thorough research of the issuers and the industries in which they operate.


When the Adviser determines that opportunities for profitable investments are limited or that adverse market conditions exist and believes that investing for temporary defensive purposes is appropriate, all or a portion of the Funds' assets may be invested in money market instruments, which include U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment grade corporate bonds and other short-term debt instruments, and repurchase agreements. Investment grade obligations would be classified at the time of the investment within the four highest ratings of Standard & Poor's Corporation ("S&P") or Moody's Investor's Service, Inc. ("Moody's"), or, if unrated, would be determined by the Adviser to be of comparable high quality and liquidity. The Funds may also invest in money market instruments in anticipation of investing cash positions or of meeting redemptions. To the extent the Funds are so invested their investment objectives may not be achieved.


---------------------------------------------------------
INVESTMENT POLICIES AND RISKS

BARON ASSET FUND
---------------------------------------------------------
In seeking its investment objective of capital appreciation, BARON ASSET FUND invests primarily in common stocks but may also invest in other equity-type securities such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. Securities are selected solely for their capital appreciation potential, and investment income is not a consideration.

BARON GROWTH & INCOME FUND
---------------------------------------------------------
BARON GROWTH & INCOME FUND seeks capital appreciation and income by investing in equity and debt securities. The proportion of BARON GROWTH & INCOME FUND'S assets invested in each type of security will vary depending entirely on the Adviser's view of then-existing investment opportunities and economic conditions. The Fund will sometimes be more heavily invested in equity securities and at other times more heavily invested in debt securities. The portion of the portfolio invested in equity securities is comprised of common stocks and other equity-type securities such as convertible bonds and
debentures,    preferred    stocks,    warrants    and    convertible
preferred stocks. The debt security portion of the portfolio includes notes, bonds, and money market instruments. The debt securities consist of all varieties of corporate debt, including the debt of financially distressed companies, and debt issued or guaranteed by the U.S. government or its agencies or instrumentalities, without restriction as to duration. Equity securities are purchased

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THE BARON FUNDS

--------------------------------------------------------------------------------

for their capital appreciation potential, but may also be purchased for income purposes because of their dividends. Debt securities are purchased for both their income potential and their capital appreciation opportunities.

GENERAL POLICIES
---------------------------------------------------------

SMALL AND MEDIUM SIZED COMPANIES

Both Funds invest primarily in small to medium sized companies with market values between $100 million and $1.5 billion. The mean market capitalization of BARON GROWTH & INCOME FUND'S portfolio will tend to be higher than the mean of BARON ASSET FUND'S. Although the Adviser believes there is more potential for capital appreciation in smaller companies, there also may be more risk. Securities of smaller companies may not be well known to most investors and may be thinly traded. There is more reliance on the skills of a company's management and on their continued tenure. Investments may be attractively priced relative to the Adviser's assessment of a company's growth prospects, management expertise, and business niche, yet have modest or no current cash flows or earnings. Although the Adviser concentrates on a company's growth prospects, it also focuses on cash flow, asset value and reported earnings. This investment approach requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies. From time to time the Adviser may purchase securities of larger, more widely followed companies if it believes such investments meet the Adviser's investment criteria and the Funds' investment objectives. The Funds will invest in larger companies if the Adviser judges the securities of smaller companies to be overpriced or where it perceives an attractive opportunity in a larger company.


Equity securities may fluctuate in value, often based on factors unrelated to the value of the issuer or its securities. Since convertible securities combine the investment characteristics of both bonds and common stocks, the Funds absorb the market risks of both stocks and bonds. The combination does, however, make the investment less sensitive to interest rate changes than straight bonds of comparable maturity and quality. Because of these factors, convertible securities are likely to perform differently than broadly-based measures of the stock and bond markets.

DEBT SECURITIES
The debt securities in which the Funds may invest include rated and unrated securities and convertible instruments. In making investment selections, the Adviser, in addition to using nationally recognized statistical rating organizations ("NRSROs"), also makes its own independent judgments about a security and its issuer. BARON GROWTH & INCOME FUND may invest up to 35% of its assets in non-investment grade debt securities, commonly referred to as "junk bonds." Lower rated securities may have a higher yield and the potential for a greater return than investment grade securities but may also have more risk. Lower rated securities are generally meant for longer-term investing and may be subject to certain risks with respect to the issuing entity and to market fluctuations. The NRSROs may characterize these securities as speculative, with moderate or little protection as to the payment of interest and principal. See the Statement of Additional Information for a general description of NRSRO ratings of debt obligations. The ratings by these NRSROs represent their opinions as to the quality of the debt obligations which they undertake to rate. It should be emphasized that ratings are relative and subjective, and although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value

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THE BARON FUNDS

--------------------------------------------------------------------------------

risks of these securities. The Adviser will also evaluate the securities and the ability of the issuers to pay interest and principal. The Fund's ability to achieve its investment objective may be more dependent on the Adviser's credit analysis than might be the case with higher rated securities. The market price and yield of lower rated securities are generally more volatile than those of higher rated securities. Factors adversely affecting the market price and yield of these securities will adversely affect the Fund's net asset value. The trading market for these securities may be less liquid than that of higher rated securities. Companies that issue lower rated securities may be highly leveraged or may have unstable earnings, and consequently the risk of the investment in the securities of such issuers may be greater than with higher rated securities.


With respect to debt securities generally, the interest bearing features of such securities carry a promise of income flow, but the price of the securities are inversely affected by changes in interest rates and are therefore subject to the risk of market price fluctuations. The market values of debt securities may also be affected by changes in the credit ratings or financial condition of the issuers.

BARON GROWTH & INCOME FUND from time to time may also purchase indebtedness and participations therein, both secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. Participations normally are made available only on a nonrecourse basis by financial institutions, such as banks or insurance companies, or by governmental institutions, such as the Resolution Trust Corporation or the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation. When the Fund purchases a participation interest it assumes the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument. The Fund may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some debt securities, purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor the Adviser considers in purchasing a particular indebtedness. The purchase of indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. The Adviser believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through thorough analysis. There are no established markets for some of this indebtedness and it is less liquid than more heavily traded securities. Indebtedness of the debtor company to a bank are not securities of the banks issuing or selling them. The Fund may purchase loans from national and state chartered banks as well as foreign ones. The Fund normally invests in senior indebtedness of the debtor companies, although on occasion subordinated indebtedness may also be acquired. The Fund may also invest in distressed first mortgage obligations and other debt secured by real property. The Fund does not currently anticipate investing more than 5% of the Fund's assets in trade and other claims.

BARON GROWTH & INCOME FUND may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value; pay-in-kind securities pay interest through the issuance of additional securities. The market value of these debt securities generally fluctuates in response to changes in

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THE BARON FUNDS

--------------------------------------------------------------------------------

interest rates to a greater degree than interest-paying securities of comparable term and quality.

OPTIONS

BARON ASSET FUND may, in certain market conditions, use options to defer recognition of unrealized gains in the portfolio and to take advantage of perceived investment opportunities. BARON ASSET FUND may write (sell) call options or buy put options on specific securities BARON ASSET FUND owns where, in the Adviser's judgment, there may be temporary downward pressure on the security. The Adviser does not expect options transactions to be a significant part of BARON ASSET FUND'S investment program. BARON GROWTH & INCOME FUND may purchase put and call options and write (sell) covered put and call options on equity and/or debt securities. A call option gives the purchaser of the options the right to buy, and when exercised obligates the writer to sell, the underlying security at the exercise price. A put option gives the purchaser of the option the right to sell, and when exercised obligates the writer to buy, the underlying security at the exercise price. The writing of put options will be limited to situations where the Adviser believes that the exercise price is an attractive price at which to purchase the underlying security. A put option sold by BARON GROWTH & INCOME FUND would be considered covered by placing cash or liquid securities in a segregated account with the custodian in an amount necessary to fulfill the obligation undertaken.


BARON GROWTH & INCOME FUND
may engage in options transactions on specific securities that may be listed on national securities exchanges or traded in the over-the-counter market. Options not traded on a national securities exchange are treated as illiquid securities and may be considered to be "derivative securities." Options transactions will not exceed 25% of BARON GROWTH & INCOME FUND'S net assets, as measured by the securities covering the options, or 5% of net assets, as measured by the premiums paid for the options, at the time the transactions are entered into.


The Funds will engage in options transactions only to the extent permitted by state securities laws and regulations in states where shares of the Funds are qualified for offer and sale.

BORROWINGS


BARON GROWTH & INCOME FUND and BARON ASSET FUND may borrow up to 5% of their respective net assets for extraordinary or emergency temporary investment purposes or to meet redemption requests which might otherwise require an untimely sale of portfolio securities. In addition, BARON GROWTH & INCOME FUND may borrow for other short-term purposes. To the extent a Fund borrows, it must maintain continuous asset coverage of 300% of the amount borrowed. BARON GROWTH & INCOME FUND will not borrow in an amount exceeding 25% of the value of its total assets, including the amount borrowed, as of the time the borrowing is made. Such borrowing has special risks. Any amount borrowed for leveraging will be subject to interest costs that may or may not exceed the appreciation of the securities purchased.

As a form of borrowing BARON GROWTH & INCOME FUND may engage in reverse repurchase agreements with certain banks or non-bank dealers, where it sells a security and simultaneously agrees to buy it back later at a mutually agreed upon price. If it engages in reverse repurchase agreements BARON GROWTH & INCOME FUND will maintain a segregated account consisting of liquid assets or highly marketable securities to cover its obligations. Reverse repurchase agreements may expose the Fund to greater fluctuations in the value of its assets.

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THE BARON FUNDS

--------------------------------------------------------------------------------

SHORT SALES AGAINST THE BOX

For the purpose of either protecting or deferring unrealized gains on portfolio securities, BARON GROWTH & INCOME FUND may make short sales "against the box" where it sells short a security it already owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. The proceeds of the short sale will be held by the broker until the settlement date, at which time BARON GROWTH & INCOME FUND delivers the security to close the short position. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. BARON GROWTH & INCOME FUND will not sell short against the box in excess of 25% of its net assets.

LENDING

Both of the Funds may lend their portfolio securities to broker-dealers and other institutions as a means of earning additional income. In lending their portfolio securities, the Funds may incur delays in recovery of loaned securities or a loss of rights in the collateral. To minimize such risks, such loans will only be made if the Funds deem the other party to be of good standing and determines that the income justifies the risk. The Funds will not lend more than 25% of their respective total assets.

ILLIQUID SECURITIES

BARON ASSET FUND may invest up to 10%, and BARON GROWTH & INCOME FUND may invest up to 15%, of their total respective assets in securities that are not readily marketable or are otherwise restricted. The absence of a trading market could make it difficult to ascertain a market value for illiquid positions. A Fund's net asset value could be adversely affected if there were no ready buyer at an acceptable price at the time the Fund decided to sell. Time consuming negotiations and expenses could occur in disposing of the shares.


FOREIGN SECURITIES

BARON ASSET FUND and BARON GROWTH & INCOME FUND may invest up to 10% of their
respective   total   assets   directly   in    the    securities   of
foreign issuers which are not publicly traded in the U.S. and may also invest in foreign securities in domestic markets through depositary receipts without regard to this limitation. The Adviser currently intends to invest not more than 10% of the Funds' assets in foreign securities, including both direct investments and investments made through depositary receipts. These securities may involve additional risks not associated with securities of domestic companies, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, or expropriation or confiscatory taxation. Issuers of foreign securities are subject to different, often less detailed, accounting, reporting and disclosure requirements than are domestic issuers.

SHORT-TERM TRADING AND TURNOVER

Both Funds will engage in short-term trading where the Adviser believes that the anticipated gains outweigh the costs of short-term trading. The Adviser expects that the average turnover rate of BARON ASSET FUND'S and BARON GROWTH & INCOME FUND'S portfolios should not exceed 150% and 100%, respectively. The turnover rate may vary from year to year depending on how the Adviser anticipates portfolio securities will perform. Short-term trading will increase the amount of brokerage commissions paid by each Fund and the amount of possible short-term capital gains. The amount of portfolio activity will not be a limiting factor in making portfolio decisions.

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THE BARON FUNDS

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

Both Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase that security at a mutually agreed upon time and price. Repurchase agreements could involve certain risks in the event of the failure of the seller to repurchase the securities as agreed, which may cause a fund to suffer a loss, including loss of interest on or principal of the security, and costs associated with delay and enforcement of the repurchase agreement. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the restrictions stated above.

MORTGAGE-BACKED SECURITIES

BARON GROWTH & INCOME FUND may invest up to 5% of its assets in mortgage-backed securities that are issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association and the Federal National Mortgage Association. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. These securities are subject to the risk that prepayments on the underlying mortgages will cause the principal and interest on the mortgage-backed securities to be paid prior to their stated maturities. Mortgage prepayments are more likely to accelerate during periods of declining long-term interest rates. If a prepayment occurs, BARON GROWTH & INCOME FUND may have unanticipated proceeds which it may then have to invest at a lower interest rate, and may be penalized by not having participated in a comparable security not subject to prepayment.


WHEN-ISSUED SECURITIES

BARON GROWTH & INCOME FUND may invest up to 5% of its assets in debt and equity securities purchased on a when-issued basis. Although the payment and interest terms of when-issued securities are established at the time the purchaser enters into the commitment, the actual payment for and delivery of when-issued securities generally takes place within 45 days. The Fund bears the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Failure of the issuer to deliver the security purchased on a when-issued basis may result in a loss or missed opportunity to make an alternative investment.

SPECIAL SITUATIONS

Both BARON ASSET FUND and BARON GROWTH & INCOME FUND may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

---------------------------------------------------------
MANAGEMENT OF THE FUND

INVESTMENT ADVISER
---------------------------------------------------------

The Adviser, located at 450 Park Avenue, New York, New York 10022, is responsible for portfolio management. It is a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"). Baron Capital, Inc. ("Baron Capital"), a registered broker-

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THE BARON FUNDS

--------------------------------------------------------------------------------

dealer and the distributor of the shares of the Funds, is also a wholly owned subsidiary of BCG.

Under separate Advisory Agreements with each Fund (the "Advisory Agreements"), the Adviser furnishes continuous investment advisory services and management to each Fund. Mr. Ronald Baron is the chief investment officer of the Adviser and is primarily responsible for the day-to-day management of the portfolios of each Fund. He has managed BARON ASSET FUND'S portfolio since its inception. The Adviser also keeps the books of account of each series, and calculates daily the income and net asset value per share of each Fund.

As compensation for the services rendered under each Advisory Agreement, the Adviser receives a fee payable monthly from the assets of each Fund equal to 1% per annum of each Fund's respective average daily net asset value. The advisory fee is higher than that paid by most investment companies.


BROKERAGE
---------------------------------------------------------
Brokerage transactions for the Funds are effected chiefly by or through its Adviser's affiliate, Baron Capital, when consistent with the policy of obtaining the best net results for the Funds and subject to the conditions and limitations of the 1940 Act. Baron Capital is a registered broker-dealer and a member of the NASD. In determining the best net results for the Fund, the Adviser will examine factors such as price (including the applicable brokerage commission or dealer spread), size of order, efficiency and reliability of execution. The Funds' Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Baron Capital are reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Funds will also consider sales of their shares as a factor in the selection of broker-dealers to execute portfolio transactions. See Statement of Additional Information for a description of the commissions paid to Baron Capital.

13   ---------------------------------------------------------------------------
THE BARON FUNDS
--------------------------------------------------------------------------------



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




--------------------------------------------------------------------------------
THE BARON FUNDS

TRUSTEES AND EXECUTIVE OFFICERS
--------------------------------------------------------------------------------

The Funds' Board of Trustees has overall responsibility for the management of the Funds. The Trustees and executive officers of the Funds and their principal occupations during the last five years are set forth below.

                           POSITION HELD WITH
NAME AND ADDRESS           THE FUNDS             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Ronald Baron*+             President & Trustee   President and Director of: Baron Capital, Inc.
450 Park Avenue                                  (1982 - Present), Baron Capital Management, Inc.
New York, NY 10022                               (1983 - Present), Baron Capital Group, Inc.
                                                 (1984 - Present), BAMCO, Inc. (1987 - Present).
------------------------------------------------------------------------------------------------------------------------
Norman S. Edelcup          Trustee               Chairman, Item Processing of America (1989 - Present),
244 Atlantic Isle                                (financial institution service bureau); Director, Valhi,
N. Miami Beach, FL 33160                         Inc. (1975 - Present) (diversified company); Director,
                                                 Artistic Greetings, Inc. (1985 - Present).

------------------------------------------------------------------------------------------------------------------------
Neal M. Elliott            Trustee               President, Chief Executive Officer and
6001 Indian School Rd, N.E.                      Chairman, Horizon/CMS Healthcare Corp.
Albuquerque, NM 87110                            (1986-present) (long-term health care);
                                                 Director, LTC Properties, Inc. (1992-Present)
                                                 (real estate investment trust); Director,
                                                 Frontier Natural Gas Corp. (1991-Present) (oil and gas
                                                 exploration).
------------------------------------------------------------------------------------------------------------------------
Mark M. Feldman            Trustee               Executive Vice President and Chief Restructuring
245 Park Avenue                                  Officer, Lomas Financial Corp. and Lomas Mortgage USA,
New York, N.Y. 10261                             Inc. (1995 - Present) (debtors-in-possession, financial
                                                 services); President, Cold Spring Management, Inc.
                                                 (1989 - 1995); (general partner of various investment
                                                 partnerships); Trustee, Aerospace Creditors Liquidating
                                                 Trust (1993 - Present) (administers and liquidates as-
                                                 sets); Director, Lomas Financial Corp. (1993 - Present)
                                                 (mortgage banking).

------------------------------------------------------------------------------------------------------------------------
Irwin Greenberg            Trustee               Chairman, Lehigh Valley Hospital Board (1991 - Present);
3048 Congress Street                             Retail Consultant, (1990 - Present); Director, Cedar
Allentown, PA 18101                              Crest College (1990 - Present); President and Chief
                                                 Executive Officer, Hess's Department Stores
                                                 (1976 - 1990).
------------------------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
THE BARON FUNDS

                           POSITION HELD WITH
NAME AND ADDRESS           THE FUNDS             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Linda S. Martinson*+       Secretary,            General Counsel, Baron Capital, Inc. (1983 -
450 Park Avenue                                  Vice President and Trustee   Present); Secretary, and General Counsel,
New York, NY 10022                               BAMCO, Inc. (1987 - Present).
------------------------------------------------------------------------------------------------------------------------
Charles N. Mathewson       Trustee               Chairman of the Board, International Game Technology
5270 Neil Road                                   (1986 - Present) (manufacturer of
Reno, NV 89502-4169                              microprocessor-controlled gaming machines and monitoring
                                                 systems).
------------------------------------------------------------------------------------------------------------------------
Harold W. Milner           Trustee               President and Chief Executive Officer, Kahler
20 2nd Avenue, S.W.                              Corporation (1985 - Present) (hotel ownership and
Rochester, MN 55901                              management).
------------------------------------------------------------------------------------------------------------------------
Raymond Noveck+            Trustee               President, Strategic Systems, Inc. (1990 - Present)
31 Karen Road                                    (health care information); Director,
Waban, MA 02168                                  Horizon/CMS Healthcare Corporation
                                                 (1987 - Present).
------------------------------------------------------------------------------------------------------------------------
Susan Robbins              Vice President        Senior Analyst, Vice President, Secretary and Director
450 Park Avenue                                  of: Baron Capital, Inc. (1982 - Present), Baron Capital
New York, NY 10022                               Management, Inc. (1983 - Present), Baron Capital Group,
                                                 Inc. (1984 - Present).
------------------------------------------------------------------------------------------------------------------------
Morty Schaja               Vice President        Managing Director, Vice President, Baron Capital, Inc.
450 Park Avenue                                  (1991 - Present); Executive Vice President, First
New York, NY 10022                               Security Management, Inc. (1987 - 1991) (investment
                                                 adviser).
------------------------------------------------------------------------------------------------------------------------
David A. Silverman, M.D.   Trustee               Physician (1976 - Present).
239 Central Park West
New York, NY 10024
------------------------------------------------------------------------------------------------------------------------
Peggy Wong                 Treasurer and Chief   Treasurer and Chief Financial Officer, Baron Capital,
450 Park Avenue            Financial Officer Inc. (1987 - Present).
New York, NY 10022

--------------------------------------------------------------------------------

*Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940.

+Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.

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---------------------------------------------------------
DISTRIBUTION PLAN

The Funds' shares are distributed by Baron Capital, which is the principal underwriter of the shares of each Fund, pursuant to a distribution plan under Rule 12b-1 of the 1940 Act ("Distribution Plan"). The Distribution Plan authorizes the Fund to pay the Principal Underwriter a distribution fee equal on an annual basis to 0.25% of each Fund's average daily net assets. The distribution fee is paid to the Principal Underwriter in connection with its activities or expenses primarily intended to result in the sale of shares, including, but not limited to, compensation to registered representatives or other employees of the Principal Underwriter who engage in or support the distribution of shares or who service shareholder accounts; telephone expenses;
interest expenses; preparing, printing and distributing promotional and advertising material; preparing, printing and distributing the Prospectus and reports to other than current shareholders; and commissions and other fees to broker-dealers or other persons (excluding banks) who have introduced investors to the Funds. See the Statement of Additional Information for a more detailed listing of the expenses covered by the Distribution Plan.

SHAREHOLDER MANUAL

---------------------------------------------------------
HOW TO PURCHASE SHARES

Shares of BARON ASSET FUND and BARON GROWTH & INCOME FUND are offered without any sales load. This means you may purchase, redeem, or exchange shares directly without paying a sales charge. An application is included with this prospectus.
A special application is required to open an individual retirement account
("IRA"). Purchase applications are subject to acceptance by the Funds and the Funds reserve the right to reject any purchase application in whole or part. All purchase payments will be invested in full and fractional shares at a price based on the next calculation of net asset value after the order is received by the transfer agent. See "Net Asset Value."

The minimum initial investment is $2,000 unless you choose to invest through the Baron InvestPlan (see below). There is no minimum for subsequent purchases. Shareholders who are employees of the Adviser or its affiliates and their immediate families are not subject to the minimums. The Fund may redeem the shares of any shareholder who has an account balance of less than $2,000. See "How to Redeem Shares."

No certificates will be issued except upon written request, and no certificates are issued for fractional shares. The Funds' transfer agent establishes an account for each shareholder to which all shares purchased are credited, together with any dividends and capital gain distributions which may be paid in additional shares. Whenever a transaction occurs in a shareholder's account, the transfer agent will mail a statement showing the transaction and the status of the account.

You may invest the following ways:

BY MAIL
---------------------------------------------------------

To open a new account send your application form with your check payable to THE
BARON FUNDS to:

         The Baron Funds
         P.O. Box 419946
         Kansas City, MO 64141-6946

Please make sure you indicate how much money you want invested in which Fund.
Checks must be payable in U.S. dollars and must be drawn on a U.S. bank.
Third party checks, credit cards and cash will not be accepted.



When making subsequent investments, complete the additional investment form provided at the

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--------------------------------------------------------------------------------


top of your account statement or purchase confirmation. If you do not have that form, write a note indicating in which Baron Fund the investment should go and the account number. Send it to the address above.

BY WIRE
---------------------------------------------------------

You   can   make   your   initial   or  subsequent  investments  in  the
Funds   by   wire.   To   do   so:   (1)   contact  the Funds' transfer agent,
DST  Systems,   Inc.,   at   1-800-442-3814   to   obtain   an   account
number.   (2)   Complete   the   application   form   and  mail  it  to  The
Baron  Funds,  P.O.  Box  419946,  Kansas  City,  MO   64141-6946.
(3)   Instruct   your   bank  to  wire   funds   to  the United Missouri Bank
of   Kansas   City,   N.A.,   ABA   No.  1010-0069-5,  Account  No.
98-7037-101-4.  (4)   Be   sure   to   specify   the   following  information
in   the  wire:  (a)   The   Fund  you  are  buying,  (b)  your  account
number,  (c)  your  name,  and  (d)  your  wire   number.

Please be sure to include your name and account number. The Fund will not be responsible for the consequences of delays in the wiring process.

BY TELEPHONE
---------------------------------------------------------

Once your account is open you may make subsequent investments by telephone and exchange between the Funds if you have elected that option on the application.
By choosing this option you authorize the Baron Funds to draw on your bank account. Please note that your accounts must be identically registered. To add this option to your account, call 1-800-442-3814 for the forms.

BARON INVESTPLAN
---------------------------------------------------------

Baron InvestPlan is an automatic investment plan offered by the Funds. The minimum initial investment is $500 with monthly investments of as little as $50 automatically invested from your checking account. To enroll in the Baron
InvestPlan, complete the Enrollment Form (available by calling 1-800-99-BARON), attach a voided check and mail them to The Baron Funds, P.O. Box 419946, Kansas
City, MO 64141-6946.

THROUGH BROKER-DEALERS
---------------------------------------------------------

You may purchase shares of the Funds through a broker-dealer or other financial institution that may charge a transaction fee. Investors should be aware that if you purchase the shares directly from the Funds, no transaction fee is charged.
The Funds will effect purchase orders through broker dealers at the net asset value next determined after the Fund has received the order from the broker-dealer.

---------------------------------------------------------
HOW TO REDEEM SHARES
Shares of the Funds may be redeemed by any of the methods described below. If you are selling shares in an IRA account please read the information in the IRA kit.

BY MAIL
---------------------------------------------------------

Shares may be sold by executing a written request for redemption, as described below, and mailing the request to The Baron Funds, P.O. Box 419946, Kansas
City, MO 64141-6946.

The redemption request must specify the name of the Fund, the number of shares, or dollar amount, to be redeemed and the account number. The request must be signed in exactly the same way the account is registered, including the signature of each joint owner, if applicable. If any certificates have been issued for shares that are included in the redemption request, the certificates must be presented in properly endorsed form. Within three days after receipt of a redemption request by the transfer agent in

17   ---------------------------------------------------------------------------







THE BARON FUNDS

--------------------------------------------------------------------------------

proper form, the Fund will normally mail you the proceeds.

BY TELEPHONE
---------------------------------------------------------

If  you  have  selected  the  telephone  redemption  option  when  you opened  your  account,  you  may  redeem  your  shares  by  telephone.
To   add  this  option  to  your  account  call  1-800-442-3814  for  a
telephone   redemption   form.   Once   made,   your   telephone   request
cannot   be   modified   or   cancelled.   The   minimum   amount  that you
may   redeem   by   telephone    is   $1,000.   You   may   receive   the
proceeds   by   any   one   of   the   following   methods:  (a) we will mail a
check   to  the  address   to  which  your  account  is  registered,  (b)  we
will  transmit  the  proceeds  by  Electronic  Funds   Transfer  to  a
pre-authorized   bank   account  (usually   a   two  banking  day
process),  or  (c)  we  will  wire  the  proceeds  to  a  pre-authorized bank  account  for  a  $10.00  fee  (usually  a  next  banking  day process).



The Funds reserve the right to refuse a telephone redemption if they believe it advisable to do so. Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Funds and their transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including recording telephonic instructions and sending written confirmations. The Funds may incur liability if they do not follow these procedures.

BY BROKER-DEALER
---------------------------------------------------------

You may redeem shares through broker-dealers or other institutions who may charge you a fee.

SPECIAL INFORMATION ABOUT REDEMPTIONS
---------------------------------------------------------

If the amount to be redeemed is greater than $25,000, all of the signatures on a redemption request and/or certificate must be guaranteed by an "eligible" guarantor. A signature guarantee is a widely accepted way to protect you and the Funds by verifying the signature on your request. The Funds will honor a signature guarantee from acceptable financial institutions such as banks, trust companies, savings and loan associations, credit unions and broker-dealers. A notary public is not an acceptable guarantor. No signature guarantee is required for redemptions of $25,000 or less, per quarter, if proceeds are sent to the address of record. Further documentation may be requested from corporations, administrators, executors, trustees, custodians, or others who hold shares in a fiduciary or representative capacity to evidence the authority of the person or entity making the request. If there are any questions concerning the required documentation, the transfer agent should be contacted in advance at 1-800-442-3814. Redemptions will not be effective or complete until all of the foregoing conditions, including receipt of all required documentation by the transfer agent, have been satisfied.

If you have recently purchased shares please be aware that your redemption request may not be honored until the purchase check has cleared your bank, which generally occurs within ten calendar days. Upon receipt of a redemption request in proper form, the shares will be redeemed at their next computed net asset value following receipt of redemption requests by the transfer agent. The net asset value of shares on redemption may be more or less than the investor's cost depending on the market value of the Fund's portfolio securities at the time of redemption. A redemption of shares is a taxable event that may result in recognition of a gain or loss for tax purposes.


The Funds may suspend the right of redemption or postpone the date of payment beyond three days during any period when (a) the New York Stock Exchange is closed other than customary


18   ---------------------------------------------------------------------------







THE BARON FUNDS

--------------------------------------------------------------------------------

weekend and holiday closings; (b) trading on the New York Stock Exchange is restricted; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which disposal of portfolio securities or determination of the value of the Funds' net assets is not reasonably practicable.

If you redeem more than $250,000 or 1% of the net asset value of a Fund during any 90-day period, the Fund has the right to pay the redemption price, either totally or partially, by a distribution of portfolio securities instead of cash.
The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being redeemed or repurchased. If shares are redeemed in kind, the redeeming investor may incur brokerage costs in converting such securities to cash.

The Trustees may, in order to reduce the expenses of the Funds, redeem all of the shares of any shareholder whose account, due to the redemption of shares, has a net asset value of less than $2,000. The Funds will give 60 days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Funds to avoid such redemption.

---------------------------------------------------------
DETERMINING YOUR SHARE
PRICE

Your purchases, sales or exchanges will be processed at the net asset value per share of the Fund as of the close of the New York Stock Exchange (the
"Exchange") (currently 4:00 p.m., New York City time) on each day that the Exchange is open for trading by dividing the current market value of the Fund's total assets less all of its liabilities by the total number of shares outstanding at the time the determination is made. Valid purchase and redemption orders received prior to the close of the Exchange on a day the Exchange is open for trading are executed at the net asset value determined as of the close that day, and orders received after that time are valued as of the close of the next trading day. The Funds reserve the right to change the time at which orders are priced if the Exchange closes at a different time or an emergency exists.

The Funds' portfolio securities traded on any national stock exchange or quoted on the NASDAQ National Market System are valued on the basis of the last sale price on the date of valuation or, in the absence of any sale on that date, the last sale price on the date the security last traded. Other securities are valued at the mean of the most recent bid and asked prices if market quotations are readily available. Where market quotations are not readily available the securities are valued at their fair value as determined in good faith by the Board of Trustees, although the actual calculations may be done by others. Money market instruments and debt securities with a remaining maturity of sixty days or less are valued by the amortized cost method unless such method does not represent fair value. Odd lot differentials and brokerage commissions are excluded in calculating net asset value. Securities quoted in a foreign currency are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily net asset value per share is determined. If events that materially affect the value of a Fund's foreign investments occur, the investments will be valued at their fair value as determined in good faith by the Board of Trustees.

19  ----------------------------------------------------------------------------







THE BARON FUNDS

--------------------------------------------------------------------------------

---------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute all of its net investment income and realized capital gains, if any, to its shareholders in a single, combined distribution by December 31 of each year. After every distribution, the value of a share is automatically reduced by the amount of the distribution. You may elect to have all your dividends and capital gains distributions from the Funds automatically reinvested in additional shares of that Fund at the next computed net asset value at the close of business on the payment date. You may, instead, elect to receive your distributions in cash, which the Fund will pay by either crediting your bank account by Electronic Funds Transfer or issuing a check to you within five business days of the reinvestment date. If no election is made all distributions will automatically be reinvested in shares of the Fund. You may change your election by notifying the Fund in writing prior to the record date for a particular distribution. There are no charges in connection with the reinvestment of distributions.

---------------------------------------------------------
TAXES

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986 (the "Code"). Qualification as a regulated investment company relieves the Fund of federal income and excise taxes on the portion of its net ordinary income and net realized capital gain distributed to shareholders. You are subject to federal income tax at ordinary income tax rates on any dividends derived from net investment income and distributions of net short-term capital gains, whether received in cash or in additional shares. A portion of such dividends received by corporate shareholders may qualify for the dividends-received deduction. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses) are taxable to you as long-term gains regardless of how long you have held your Fund shares.
Dividends and distributions declared by the Fund may also be subject to state and local taxes.

If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. The share price at the time of your purchase may include unrealized gains in the securities held in the investment portfolio of that Fund. If these portfolio securities are subsequently sold and the gains are realized, they will (to the extent not offset by capital loses) be paid to you as a distribution of capital gains and be taxable to you.

The Fund will be required to withhold 31% of all dividends, distributions and redemption proceeds if you do not provide the Fund with your valid social security or taxpayer identification number or are otherwise subject to backup withholding. In addition to the 31% backup withholding, your account will be charged $50 to reimburse the Fund for any penalty that the IRS imposes on the Fund for your failure to provide the required information.

Each shareholder will receive information annually on Form 1099 as to the federal income tax status of all dividends and other distributions paid or deemed paid to them for the year.

The foregoing is only a summary of some important tax considerations generally affecting the Funds and their shareholders. Prospective shareholders are urged to consult their tax advisers concerning the tax consequences of this investment.

20   ---------------------------------------------------------------------------







THE BARON FUNDS

--------------------------------------------------------------------------------

---------------------------------------------------------
GENERAL INFORMATION
The Funds are organized as diversified open-end management investment companies registered under the Investment Company Act of 1940 ("1940 Act") as two series of Baron Asset Fund, a Massachusetts business trust organized under the laws of
The Commonwealth of Massachusetts on February 19, 1987. The Funds are each authorized to issue an indefinite number of shares of beneficial interest. The
Declaration of Trust permits the Trustees to establish additional series. Each share of a Fund has one vote on all matters for which a shareholder vote is required, and participates equally in dividend and capital gain distributions when and if declared by the Fund and in the Fund's net assets upon liquidation.
Shares are fully paid and non-assessable and there are no preemptive, conversion or exchange rights. Shares do not have cumulative voting rights and, as a result, holders of at least 50% of the shares voting for Trustees can elect all
Trustees and the remaining shareholders would not be able to elect any Trustees.

As a Massachusetts business trust, annual shareholder meetings are not required.
Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees on the written request of not less than 10% of the outstanding shares. Such removal can be effected upon the action of two-thirds of the outstanding shares.


CUSTODIAN, TRANSFER AGENT AND
DIVIDEND AGENT
---------------------------------------------------------

The Bank of New York, 48 Wall Street, New York, New York 10015 is the custodian for the Funds' cash and securities. DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the shares. In their respective capacities both institutions maintain certain financial and accounting records pursuant to agreements with the Funds. They do not assist in and are not responsible for investment decisions involving assets of the Funds.

SHAREHOLDER INFORMATION
---------------------------------------------------------

All shareholder inquiries regarding account information or transactions should be directed to DST Systems, Inc., P.O. Box 419946, Kansas City, MO 64141-6946, or by telephone to 1-800-442-3814.

Shareholder inquiries about general Fund information should be directed to the Funds' office at 1-800-99-BARON or 212-759-7700.

Shareholders will be provided semi-annual unaudited and annual audited reports, including a listing of portfolio securities held. A single copy of each report will be mailed to an address at which more than one registered shareholder with the same last name (except nominees) has indicated mail is to be delivered, unless a shareholder requests otherwise.

21   ---------------------------------------------------------------------------







THE BARON FUNDS

--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES
(Please consult the Prospectus for more detailed information)

BY MAIL

To open a new account send your application form with your check payable to:

         The Baron Funds
         P.O. Box 419946
         Kansas City, MO 64141-6946

When making subsequent investments, complete the additional investment form provided at the top of your account statement or purchase confirmation, or write a note indicating in which Baron Fund the investment should go and the account number.

HOW TO REDEEM SHARES
(Please consult the Prospectus for more detailed information)

Shares may be sold by executing a written request for redemption, as described below, and mailing the request to:

         The Baron Funds
         P.O. Box 419946
         Kansas City, MO 64141-6946

The redemption request must specify the name of the Fund, the number of shares, or dollar amount, to be redeemed and the account number.

--------------------------------------------------------------------------------

BY TELEPHONE

Once your account is open you may make subsequent investments by telephone and exchange between the Funds if you have elected that option on the application.
By choosing this option you authorize the Baron Funds to draw on your bank account. Please note that your accounts must be identically registered. To add this option to your account, call 1-800-442-3814 for the forms.

If you have selected the telephone redemption option when you opened your account, you may redeem your shares by telephone. To add this option to your account call 1-800-442-3814 for a telephone redemption form. Once made, your telephone request cannot be modified or canceled. The minimum amount that you may redeem by telephone is $1,000.

--------------------------------------------------------------------------------

BY WIRE

You can make your initial or subsequent investments in the Funds by wire. To do so: (1) contact the Funds' transfer agent, DST Systems, Inc., at 1-800-442-3814 to obtain an account number. (2) Complete the application form and mail it to:

         The Baron Funds
         P.O. Box 419946
         Kansas City, MO 64141-6946

(3) Instruct your bank to wire funds to the United Missouri Bank of Kansas City, N.A., ABA No. 1010-0069-5, Account No. 98-7037-101-4. (4) Be sure to specify the following information in the wire: (a) The Fund you are buying, (b) your account number, (c) your name, and (d) your wire number.


To have redeemed shares wired to you please call 1-800-442-3814 for instructions.

--------------------------------------------------------------------------------

BY BROKER-DEALERS

You may purchase shares of the Funds through a broker-dealer or other financial institution that may charge a transaction fee. Investors should be aware that if you purchase the shares directly from the Funds, no transaction fee is charged.


You may redeem shares through broker-dealers or other institutions who may charge you a fee.

--------------------------------------------------------------------------------








SPECIAL INFORMATION ABOUT REDEMPTIONS

If the amount to be redeemed is greater than $25,000, all of the signatures on a redemption request and/or certificate must be guaranteed by an "eligible" guarantor.

                           Not part of the Prospectus.

22     -------------------------------------------------------------------------







THE BARON FUNDS                                               THE BARON FUNDS

--------------------------------------------------------------------------------

450 Park Avenue
New York, NY 10022
212-759-7700
1-800-99-BARON

-----------------------------------------------

-----------------------------------------------

-----------------------------------------------

-----------------------------------------------

-----------------------------------------------

-----------------------------------------------

-----------------------------------------------

-----------------------------------------------
1996


-----------------------------------------------------
BARON
-----------------------------------------------------
ASSET
-----------------------------------------------------
FUND
-----------------------------------------------------
BARON
-----------------------------------------------------
GROWTH
-----------------------------------------------------
& INCOME
-----------------------------------------------------
FUND
-----------------------------------------------------

-----------------------------------------------
JANUARY 1996

PROSPECTUS





                                BARON ASSET FUND
                           BARON GROWTH & INCOME FUND


                                 450 Park Avenue
                            New York, New York 10022
                                 (800) 99-BARON
                                  212-759-7700

                                   -----------
                       STATEMENT OF ADDITIONAL INFORMATION
                                 January 2, 1996
                                   ------------


        Baron  Asset  Fund  is  a  no-load,  open-end,   diversified  management
investment  company  organized  as a  series  fund  with  two  series  currently available  (individually  a "Fund" and  collectively  the "Funds"):  Baron Asset
Fund,  started  in June of 1987,  and Baron  Growth & Income  Fund,  started  in
January of 1995.  Baron Asset  Fund's  investment  objective  is to seek capital appreciation  through  investments  in  securities  of small  and  medium  sized companies with under valued assets or favorable growth prospects. Baron Growth &
Income Fund's investment  objective is to seek capital  appreciation with income as a secondary objective.

                                   --------------

        This Statement of Additional Information is not a prospectus and is only
authorized  for  distribution   when  preceded  or  accompanied  by  the  Funds'
prospectus  dated January 2, 1996 as amended or  supplemented  from time to time
(the "Prospectus"). This Statement of Additional Information contains additional and more detailed  information  than that set forth in the Prospectus and should be read in conjunction with the Prospectus.  Additional copies of the Prospectus may be  obtained  without  charge by writing or calling the Funds at the address and telephone number set forth above.

        No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Statement of Additional Information and the related Prospectus do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.




Table of Contents
-----------------


                                                           Page in
                                                           Statement
                                                           of
                                                           Additional      Page in
                                                           Information     Prospectus
                                                           -----------     ----------

Investment Objective and Policies...............................2              6
       Investment Restrictions..................................3              7
       Short Sales Against the Box..............................7             11
       Option Transactions......................................7             10
       Use of Segregated and Other Special Accounts............10             10
       Depository Receipts.....................................10
Medium and Lower Rated Corporate Debt Securities...............11              8
       Turnover Rate...........................................13             11
Management of the Funds........................................14             12
       Board of Trustees and Officers..........................14             14
       Principal Holders of Shares.............................16
       Investment Adviser......................................16             12
       Distributor.............................................19
       Distribution Plan.......................................19             16
       Brokerage...............................................22             13
       Custodian, Transfer Agent and
       Dividend Agent..........................................24             21
Redemption of Shares...........................................24             17
Net Asset Value................................................25             19
Taxes..........................................................25             20
Organization and Capitalization................................26
       General.................................................26             21
       Shareholder and Trustee Liability.......................27
Other Information..............................................27
       Independent Accountants.................................27
       Calculation of Performance Data.........................27




                         Investment Objective and Policies

       The following information supplements the discussion of the Funds' investment objectives and policies set forth on pages 6-12 of the Prospectus. Unless otherwise specified, the investment programs and restrictions are not fundamental policies. Such operating policies are subject to change by the Fund's Board of Trustees without the approval by the shareholders. Shareholders will, however, be notified prior to any material changes. Fundamental policies may be changed only with the approval of a majority of the Funds' outstanding voting securities.

Investment Restrictions

       Baron  Asset  Fund and  Baron  Growth  & Income  Fund  have  adopted  the following investment restrictions, which include those described in the Prospectus. These restrictions represent fundamental policies of the Funds and may not be changed without the approval of the Funds' shareholders. Unless otherwise noted, all percentage restrictions are as of the time of the investment after giving effect to the transaction.

       Baron Asset Fund may not:

       1. Issue senior securities except in connection with any permitted borrowing where the Fund is deemed to have issued a senior security;

       2. Borrow money except from banks for temporary purposes in an amount not exceeding 5% of the Fund's total assets less liabilities at the time the borrowing is made;


       3. Purchase securities on margin except for short-term credit necessary for the clearance of portfolio transactions;

       4. Make short sales of securities, maintain a short position, write put options or buy futures contracts;

       5. Purchase or sell commodities or commodity contracts;

       6. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly traded;

       7. Invest in oil, gas or mineral-related programs or leases;

       8. Invest more than 25% of the value of its total assets in any one industry, except investments in U.S. government securities;

       9.  Purchase  the  securities  of any one  issuer  other  than  the  U.S.
government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% and 10% limitations;

       10. Invest more than 10% of the value of the Fund's assets in securities which are restricted or not readily marketable or in repurchase agreements maturing or terminable in more than seven days;

       11. Invest in securities of other open end investment companies (except in connection with a merger, consolidation or other reorganization and except for the purchase of shares of registered open-end money market mutual funds if double advisory fees are not assessed), invest more than 5% of the value of the Fund's total assets in more than 3% of the total outstanding voting securities of another investment company or more than 10% of the value of the Fund's total assets in securities issued by other investment companies;

       12. Participate on a joint, or a joint and several, basis in any securities trading account;

       13. Underwrite securities of other issuers;

       14. Make loans to other persons, except up to 10% of the value of the Fund's total assets in loans of portfolio securities and except to the extent that the purchase of publicly traded debt securities and the entry into repurchase agreements in accordance with the Fund's investment objective and policies may be deemed to be loans;

       15. Mortgage, pledge or hypothecate any portfolio securities owned or held by the Fund, except as may be necessary in connection with permitted borrowings;

       16. Invest more than 5% of its total assets in warrants to purchase common stock;

       17. Purchase securities of any issuer with a record of less than three years' continuous operation, including predecessors, except obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund; or

       18. Purchase or retain any securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund, or is a member, officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

Baron Growth & Income Fund may not:

       1. Issue senior securities or borrow money or utilize leverage in excess of 25% of its net assets (plus 5% for emergency or other short-term purposes) from banks from time to time.

       2. Except as described in the prospectus, engage in short-sales, purchase securities on margin or maintain a net short position.

       3. Purchase or sell commodities or commodity contracts except for hedging purposes and in conformity with regulations of the Commodities Futures Trading Commission such that the Fund would not be considered a commodity pool.

       4. Purchase or sell oil and gas interests or real estate. Debt or equity securities issued by companies engaged in the oil, gas or real estate business are not considered oil or gas interests or real estate for purposes of this restriction. First mortgage loans and other direct obligations secured by real estate are not considered real estate for purposes of this restriction.

       5. Invest more than 25% of the value of its total assets in any one industry, except investments in U.S. government securities.

       6.  Purchase  the  securities  of any one  issuer  other  than  the  U.S.
government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% and 10% limitations.

       7.  Underwrite securities of other issuers.

       8. Make loans, except to the extent the purchase of debt obligations of any type (including repurchase agreements and corporate commercial paper) are considered loans and except that the Fund may lend portfolio securities to qualified institutional investors in compliance with requirements established from time to time by the Securities and Exchange Commission and the securities exchanges where such securities are traded.

       9. Participate on a joint, or a joint and several, basis in any securities trading account.

       10. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with options, loans of portfolio securities, or other permitted borrowings.

       11. Purchase securities of any issuer with a record of less than three years' continuous operations, including predecessors, except obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.

       12. Invest more than 15% of its assets in restricted or illiquid securities, including repurchase agreements maturing in more than seven days.

       As a non-fundamental policy, Baron Growth & Income Fund will not:

       1. Invest in securities of other registered investment companies (except in connection with a merger, consolidation or other reorganization and except for the purchase of shares of registered open-end money market funds if double advisory fees are not assessed), invest more than 5% of the value of the Fund's total assets in more than 3% of the total outstanding voting securities of another investment company or more than 10% of the value of the Fund's total assets in securities issued by other investment companies.

       2. Invest more than 5% of its total assets in warrants to purchase common stock.

       3. Purchase the securities of any issuer of which any officer or director of the Fund owns 1/2 of 1% of the outstanding securities or in which the officers and directors in the aggregate own more than 5%.

       The Securities and Exchange Commission currently requires that the following conditions be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modifications. The portfolios of the Funds are valued every day the New York Stock Exchange is open for trading.

       With respect to investments in warrants, the Funds will not invest in excess of 2% of the value of the particular Fund's net assets in warrants that are not listed on the New York or American Stock Exchanges. Warrants are essentially options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.


       In order to permit the sale of shares of the Funds in certain states, the Funds may make commitments more restrictive than certain of the restrictions set forth above. Some states require that the Funds limit their investments in or abstain from investing in certain types of securities. Should a Fund determine that any such commitment is no longer in the best interests of that Fund and its shareholders, the Fund may terminate sales of its shares in a particular state. Should the state change its policy with respect to a certain restrictive commitment, the Fund would revoke that particular committment.


       The state of Ohio takes the position that a fund's investments in unseasoned issuers and restricted securities together may not exceed 15% of assets. Baron Growth & Income Fund will include the securities of unseasoned investors in its 15% limit on restricted securities for so long as Ohio maintains that position.

Short Sales Against the Box

       Baron Growth & Income Fund may sell short "against the box" to protect or defer an unrealized gain in a security. At the time of the short sale, the Fund will either own or have the unconditional right to acquire at no additional cost the identical security sold short. The Fund may use this technique in connection with convertible securities as well as common stock. The Fund may have to pay a fee to borrow securities, which would partially offset any gain thereon.

Options Transactions

       Baron Asset Fund may write (sell) call options and purchase put options, and Baron Growth & Income Fund may purchase or write put or call options. The purpose of writing covered call options is to reduce the effect of price fluctuations of the securities owned by the Fund (and involved in the options) on the Fund's net asset value per share.

       A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation, when exercised, to buy, the underlying security, at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying security against a substantial decline in the market value by giving the Fund the right to sell such security at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller if exercised, the obligation to sell, the underlying security at the exercise price. The Fund's purchase of a call option on a security might be intended to protect the Fund against an increase in the price of the underlying security that it intends to purchase in the future by fixing the price at which it may purchase such security or to limit the loss to the extent of the premium for a security it might otherwise purchase. An American style put or call option may be exercised at any time during a fixed period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto, and the Funds may engage in either style option. The Funds are authorized to engage in transactions with respect to exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.


       With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security, although in the future cash settlement may become available. Rather than taking or making delivery of the underlying security through the process of exercising the option, listed options are usually closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

       The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. The hours of trading for listed options may not coincide with the hours during which the underlying instruments are traded. To the extent that the option markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

       OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including terms such as method of settlement, term, exercise price, premium, guarantees and security, are negotiated by the parties. The Funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

       Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in according with the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Funds will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligations of which have received) a short-term credit rating of "A-1" from Standard & Poor's Corporation ("S&P") or "P-1" from Moody's Investor Services ("Moody's") or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that OTC options purchased by a fund, and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any,) are illiquid, and are subject to a fund's limitations on investments in illiquid securities.

       If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities in its portfolio or will increase the Fund's income. The sale of put options can also provide income.


       Baron Growth & Income Fund may purchase and sell call options, and Baron Asset Fund may sell options, on corporate debt securities and equity securities (including convertible securities). All calls sold by the Funds must be "covered" (i.e., a Fund must own the underlying securities) or or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

       Baron Growth & Income Fund may purchase and sell put options, and Baron Asset Fund may buy put options, on corporate debt securities and equity securities (including convertible securities). All put options must be covered. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

Use of Segregated and Other Special Accounts

       Many hedging transactions, in addition to other requirements, require that a Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A put option written requires that the Fund segregate liquid, high grade assets equal to the exercise price. Hedging transactions may be covered by other means when consistent with applicable regulatory policies.


       OTC options entered into by a Fund will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a noncash settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. OCC-issued and exchange-listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery, or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

Depository Receipts

       The Funds may invest in securities commonly known as American Depository Receipts ("ADRs"), and in European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. EDRs are receipts issued in Europe generally by a non-U.S. bank or trust company that evidence ownership of non-U.S. or domestic securities. Generally, ADRs are in registered form and EDRs are in bearer form. There are no fees imposed on the purchase or sale of ADR's or EDRs although the issuing bank or trust company may impose on the purchase of dividends and the conversion of ADRs and EDRs into the underlying securities. Investment in ADRs has certain advantages over direct investment in the underlying non-U.S. securities, since (i) ADRs are U.S. dollar denominated investments which are easily transferable and for which market quotations are readily available and
(ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting and financial reporting standards as domestic issuers. EDRs are not necessarily denominated in the currency of the underlying security.

Medium and Lower Rated Corporate Debt Securities

       Baron Growth & Income Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody's, some of which may be known as "junk bonds." The Fund will invest in securities of distressed issuers when the intrinsic values of such securities have, in the opinion of the Adviser, warranted such investment. Corporate debt securities rated Baa are regarded by Moody's as being neither highly protected nor poorly secured. Interest payments and principal security appears adequate to Moody's for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities are regarded by Moody's as lacking outstanding investment characteristics and having speculative characteristics. Corporate debt securities rated BBB are regarded by S&P as having adequate capacity to pay interest and repay principal. Such securities are regarded by S&P as normally exhibiting adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this rating category than in higher rated categories.


       Corporate debt securities which are rated B are regarded by Moody's as generally lacking characteristics of the desirable investment. In Moody's view, assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Corporate debt securities rated BB, B, CCC, CC and C are regarded by S&P on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. In S&P's view, although such securities likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. BB and B are regarded by S&P as indicating the two lowest degrees of speculation in this group of ratings. Securities rated D by S&P or C by Moody's are in default and are not currently performing.

       The Fund will rely on the Adviser's judgment, analysis and experience in evaluating debt securities. Ratings by S&P and Moody's evaluate only the safety of principal and interest payments, not market value risk. Because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser monitors the issuers of corporate debt securities held in the Fund's portfolio. The credit ratings assigned by a rating agency to a security is a factor considered by the Adviser in selecting a security, but the intrinsic value in light of market conditions and the Adviser's analysis of the fundamental values underlying the issuer are of more significance. Because of the nature of medium and lower rated corporate debt securities, achievement by the Fund of its investment objective when investing in such securities is dependent on the credit analysis of the Adviser. If the Fund purchased primarily higher rated debt securities risks would be substantially reduced.

       A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower grade corporate debt securities and adversely affect the market value of such securities. Securities in default are relatively unaffected by such events or by changes in prevailing interest rates. In addition, in such circumstances, the ability of issuers of medium and lower grade corporate debt securities to repay principal and to pay interest, to meet projected business goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the corporate debt securities in the Fund's portfolio. The secondary market prices of medium and lower grade corporate debt securities are less sensitive to changes in interest rates than are higher rated debt securities, but are more sensitive to adverse economic changes or individual corporate developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of medium and lower grade corporate debt securities, although such factors also present investment opportunities when prices fall below intrinsic values. Yields on debt securities in the portfolio that are interest rate sensitive can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to have an impact on the market price of any medium to lower grade corporate debt securities in the portfolio and thus could have an effect on the net asset value of the Fund if other types of securities did not show offsetting changes in values. The secondary market value of corporate debt securities structured as zero coupon securities or payment-in-kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Because such securities do not pay current interest, but rather, income is accrued, to the extent that the Fund does not have available cash to meet distribution requirements with respect to such income, it could be required to dispose of portfolio securities that it otherwise would not. Such disposition could be at a disadvantageous price. Investment in such securities also involves certain tax considerations.


       To the extent that there is no established market for some of the medium or low grade corporate debt securities in which the Fund may invest, there may be thin or no trading in such securities and the ability of the Adviser to accurately value such securities may be adversely affected. Further, it may be more difficult for the Fund to sell such securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. During periods of reduced market liquidity and in the absence of readily available market quotations for medium and lower grade corporate debt securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to a reduced availability of reliable objective data. To the extent that the Fund purchases illiquid corporate debt securities or securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities may be particularly difficult to value and their disposition may require greater effort and expense than more liquid securities. A Fund may be required to incur costs in connection with the registration of restricted securities in order to dispose of such securities, although under Rule 144A under the Securities Act of 1933 certain securities may be determined to be liquid pursuant to procedures adopted by the Fund's Board of Trustees under applicable guidelines.

Turnover Rate

       The adviser expects that the average annual turnover rate of the portfolio of Baron Asset Fund should not exceed 100% and of Baron Growth & Income Fund should not exceed 150%. A portfolio turnover rate of 100% would occur if all the securities in the portfolio were replaced in a one year period. The portfolio turnover rate is calculated by dividing the lesser of portfolio purchases or sales by the average monthly value of portfolio securities, excluding short term securities. For the year ended September 30, 1995, Baron Asset Fund's portfolio turnover was 35%. For the period January 3, 1995
(commencement of operations) to September 30, 1995, Baron Growth & Income's portfolio turnover was 41% (54% on an annualized basis). For the year ended September 30, 1994, Baron Asset Fund's portfolio turnover was 56%. The turnover rate fluctuates depending on market conditions.

                             Management of the Funds

Board of Trustees and Officers

       The Trustees and executive officers of the Funds and their principal occupations during the last five years are set forth below.



                                        Position Held                Principal Occupation(s)
Name and Address                        With the Fund                During Past Five  Years
----------------                        -------------                -----------------------

Ronald Baron  *+                    President and                 President and Director of: Baron
450 Park Avenue                     Trustee                       Capital,  Inc. (1982-Present), Baron
New York, NY  10022                                               Capital Management, Inc.(1983-
                                                                  Present), Baron Capital Group, Inc.
                                                                  (1984-Present), BAMCO, Inc.(1987-Present).

Norman S. Edelcup                   Trustee                       Chairman, Item Processing of America
244 Atlantic Isle                                                 (1989-Present)  (financial institution
N. Miami Beach, FL  33160                                         service bureau); Partner, E & H
                                                                  Associates (1983-1990) (financial
                                                                  management consulting); Director,
                                                                  Valhi Inc. (1975-Present)  (diversified
                                                                  company); Director, Artistic Greetings,
                                                                  Inc. (1985-Present).


Neal M. Elliott                     Trustee                       President, Chief Executive Officer and
6001 Indian School Road, NE                                       Chairman, Horizon/CMS Healthcare
Albuquerque, NM  87110                                            Corp. (1986-Present) (long term health
                                                                  care); Director, LTC Properties, Inc.
                                                                  (1992-Present) (real estate investment
                                                                  trust); Director, Frontier Natural
                                                                  Natural Gas Corp. (1991-Present) (oil
                                                                  and gas exploration).


Mark M. Feldman                     Trustee                       Executive Vice President and Chief Re-
245 Park Avenue                                                   structuring Officer, Lomas Financial
New York, NY  10261                                               Corp. and Lomas Mortgage USA, Inc.
                                                                  (1995-Present) (debtors-in-possesion,
                                                                  financial services); President, Cold
                                                                  Spring Management, Inc. (1989-1995);
                                                                  (general partner of various investment
                                                                  partnerships); Trustee, Aerospace Credi-
                                                                  tors Liquidating Trust (1993-Present)
                                                                  (administers and liquidates assets); Di-
                                                                  rector, Lomas Financial Corp. (1993-
                                                                  Present) (mortgage banking).


Irwin Greenberg                     Trustee                       Chairman, Lehigh Valley Hospital Board
3048 Congress Street                                              (1991-Present); Retail Consultant, (1990-
Allentown, PA  1801                                               Present); Director, Cedar Crest College
                                                                  (1990-Present); President and Chief Exe-
                                                                  cutive Officer, Hess's Department Stores
                                                                  (1976-1990).

Linda S. Martinson *+               Secretary,                    General Counsel, Baron Capital, Inc.
450 Park Avenue                     Vice President                (1983-Present); Secretary and Gene-



New York, NY 10022                  and Trustee                   ral Counsel, BAMCO, Inc. (1987-Pre-
                                                                  sent).
Charles N. Mathewson                Trustee                       Chairman of the Board, International
5270 Neil Road                                                    Game Technology (1986-Present) (ma-
Reno, NV  89502-4169                                              nufacturer of microprocessor-controlled
                                                                  gaming machines and monitoring sys-
                                                                  tems).


Harold W. Milner                    Trustee                       President and Chief Executive Offi-
20 2nd Avenue, S.W.                                               cer, Kahler Corporation (1985-Pre-
Rochester, MN  55901                                              sent) (hotel ownership and manage-
                                                                  ment).


Raymond Noveck +                    Trustee                       President, Strategic Systems, Inc.
31 Karen Road                                                     (1990-Present) (health care infor-
Waban, MA  02168                                                  mation); Director, Horizon Health-
                                                                  Care Corporation (1987-Present).


Susan Robbins                       Vice President                Senior Analyst, Vice President, Secre-
450 Park Avenue                                                   tary and Director of: Baron Capital,
New York, NY  10022                                               Inc. (1982-Present), Baron Capital Ma-
                                                                  nagement, Inc. (1984-Present), Baron
                                                                  Capital Group, Inc. (1984-Present).


Morty Schaja                        Vice President                Managing Director, Vice President,
450 Park Avenue                                                   Baron Capital, Inc. (1991-Present);
New York, NY  10022                                               Executive Vice President, First Secu-
                                                                  rity Management, Inc. (1987-1991)
                                                                  (investment adviser).


David A. Silverman, M.D.            Trustee                       Physician (1976-Present).
239 Central Park West
New York, N.Y.  10024


Peggy Wong                          Treasurer                     Treasurer, Baron Capital, Inc.
450 Park Avenue                     and Chief                     (1987-Present).
New York, N.Y. 10022                Financial Officer


--------

       * Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940.

       + Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.

       The Trustees who are not affiliated with or interested persons of the Funds' investment adviser receive fees of $5,000 annually plus an attendance fee of $500 for each meeting attended in person ($250 for telephone participation). The Trustees who are interested persons of the Funds' investment adviser receive no compensation from the Funds. As indicated in the above table, certain Trustees and officers also hold positions with the Funds' adviser and distributor.

Principal Holders of Shares

        As of December 18, 1995, the following persons were known to the Funds to be the record or beneficial owners of more than 5% of the outstanding securities of the Funds:
                                           Baron Asset          Baron Growth
                                               Fund            & Income Fund
                                           -----------         -------------
      Charles Schwab & Co., Inc.               51.7%                51.5%
      National Financial Services Corp.         5.7%                 9.7%

Both of the above record owners are brokerage firms that hold stock for the benefit of their respective customers. As of December 18, 1995, all of the officers and Trustees of Baron Asset Fund as a group beneficially owned directly or indirectly 1.5% of Baron Asset Fund's outstanding shares and 2.3% of Baron Growth & Income Fund's outstanding shares.

Investment Adviser

       The investment adviser to the Funds is BAMCO, Inc. (the "Adviser"), a New York corporation with its principal offices at 450 Park Avenue, New York, N.Y. 10022 and a subsidiary of Baron Capital Group, Inc. ("BCG"). Mr. Ronald Baron is the controlling stockholder of BCG and is BAMCO's chief investment officer. Mr. Baron has over 25 years of experience as a Wall Street analyst and has managed money for others for over 20 years. He has been a participant in Barron's Roundtable and has been a featured guest on Wall Street Week, CNN and CNBC/FNN. Pursuant to separate Advisory Agreements with each Fund (the "Advisory Agreement"), the Adviser furnishes continuous investment advisory services and management to each Fund, including making the day-to-day investment decisions and arranging portfolio transactions for the Funds subject to such policies as the Trustees may determine. Baron Asset Fund incurred advisory expenses of $1,549,306 for the year ended September 30, 1995, $674, 234 for the year ended September 30, 1994, and $499,768 for the year ended September 30, 1993. Baron Growth & Income Fund incurred advisory expenses of $60,398 for the period January 3, 1995 (commencement of operations) to September 30, 1995.

       Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Funds, and pays the salaries and fees of all officers and Trustees who are interested persons of the Adviser.


       The Funds pay all operating and other expenses not borne by the Adviser such as audit, accounting and legal fees; custodian fees; expenses of registering and qualifying its shares with federal and state securities commissions; expenses in preparing shareholder reports and proxy solicitation materials; expenses associated with each Fund's shares such as dividend disbursing, transfer agent and registrar fees; certain insurance expenses; compensation of Trustees who are not interested persons of the Adviser; and other miscellaneous business expenses. The Funds also pay the expenses of offering the shares of each respective Fund, including the registration and filing fees, legal and accounting fees and costs of printing the prospectus and related documents. Each Fund also pays all taxes imposed on it and all brokerage commissions and expenses incurred in connection with its portfolio transactions.


       Ronald Baron is the controlling stockholder, President and a Director of BCG. The Adviser utilizes the staffs of Baron Capital and Baron Capital's subsidiary Baron Capital Management, Inc. ("BCM") to provide research. Directors, officers or employees of the Adviser and/or its affiliates may also serve as officers or Trustees of the Fund. BCM is an investment adviser to institutional and individual accounts. Clients of BCM and Baron Capital have investment objectives which may vary only slightly from those of each other and of the Fund. BCM and Baron Capital invest assets in such clients' accounts and in the accounts of principals and employees of BCM and Baron Capital in investments substantially similar to, or the same as, those which constitute the principal investments of the Fund. When the same securities are purchased for or sold by the Fund and any of such other accounts, it is the policy of the Adviser, BCM and Baron Capital to allocate such transactions in a manner deemed equitable by the Adviser, and for the Adviser's, BCM's and Baron Capital's principals and employees to take either the same or least favorable price of the day.

       Each Advisory Agreement provides that the Fund may use "Baron" as part of its name for so long as the Adviser serves as investment adviser to that Fund. Each Fund acknowledges that the word "Baron" in its name is derived from the name of the entities controlling, directly and indirectly, the Adviser, which derive their name from Ronald Baron; that such name is the property of the Adviser and its affiliated companies for copyright and/or other purposes; and that if for any reason the Adviser ceases to be that Fund's investment adviser, that Fund will promptly take all steps necessary to change its name to one that does not include "Baron," absent the Adviser's written consent.

       Each Advisory Agreement provides that the Adviser shall have no liability to that Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by that Fund; provided, that the Adviser shall not be protected against liabilities arising by virtue of willful misfeasance, bad faith or gross negligence, or reckless disregard of the Adviser's obligations under the Advisory Agreement.

       The Advisory Agreement with respect to Baron Asset Fund was approved by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940 ("1940 Act")) on May 11, 1987. The Advisory Agreement with respect to Baron Growth & Income Fund was approved by a majority of the Trustees, including a majority of the non-interested Trustees, on October 21, 1994. Baron Growth & Income's Advisory Agreement is for an initial two year period but the Advisory Agreements must normally be approved annually by the Trustees or a majority of the particular Fund's shares and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. With respect to Baron Asset Fund, such approval for 1995 was approved at a Board of Trustees meeting held on April 24, 1995.


       The Adviser has agreed that if particular Fund's expenses (exclusive of interest, taxes, brokerage, extraordinary expenses and amounts paid by that Fund under its plan of distribution) in any fiscal year exceed the limits prescribed by any state in which the shares are qualified for sale, the Adviser will reduce its fees by the amount of any excess, up to the amount of the Adviser's fee under that Advisory Agreement. The Trustees do not anticipate that the expenses will exceed 2.0% of the first $100 million of the Fund's average net assets and 1.5% of the remainder in excess of $100 million.

       Each Advisory Agreement is terminable without penalty by either the Fund (when authorized by majority vote of either its outstanding shares or the Trustees) or the Adviser on 60 days' written notice. Each Advisory Agreement shall automatically terminate in the event of its "assignment" (as defined by 1940 Act).

Distributor


       The Funds have a distribution agreement with Baron Capital, Inc., ("Baron Capital" or the "Distributor") a New York corporation and a subsidiary of BCG (controlled by Ronald Baron), located at 450 Park Avenue, New York, N.Y. 10022. Baron Capital is affiliated with the Adviser. The Distributor acts as the agent for the Funds for the continuous public offering of their shares on a best efforts basis pursuant to a distribution plan adopted under Rule 12b-1 under the 1940 Act ("Distribution Plan").

Distribution Plan

       The Distribution Plan authorizes the Funds to pay the Distributor a distribution fee equal on an annual basis to 0.25% of the Funds' average daily net assets. The fee was reduced to 0.25% from 0.50% on July 12, 1993. The distribution fee is paid to the Distributor in connection with its activities or expenses primarily intended to result in the sale of shares, including, but not limited to, compensation to registered representatives or other employees of the Distributor; compensation to and expenses of employees of the Distributor who engage in or support the distribution of shares or who service shareholder accounts; telephone expenses; interest expenses; preparing, printing and distributing promotional and advertising material; preparing, printing and distributing the Prospectus and reports to other than current shareholders; and commissions and other fees to broker-dealers or other persons (excluding banks) who have introduced investors to the Fund.


       If and to the extent the expenses listed below are considered to be primarily intended to result in the sale of shares within the meaning of Rule 12b-1, they are exempted from the limits set forth above: (a) the costs of preparing, printing or reproducing and mailing all required reports and notices to shareholders; (b) the costs of preparing, printing or reproducing and mailing all proxy statements and proxies (whether or not such proxy materials include any item relating to or directed toward the sale of shares); (c) the costs of preparing, printing or reproducing and mailing all prospectuses and statements of additional information; (d) all legal and accounting fees relating to the preparation of any such report, prospectus, and proxy materials; (e) all fees and expenses relating to the qualification of the Funds and/or their shares under the securities or "Blue Sky" laws of any jurisdiction; (f) all fees under the 1940 Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of Shares; (g) all fees and assessments, if any, of the Investment Company Institute or any successor organization, whether or not its activities are designed to provide sales assistance; (h) all costs of preparing and mailing confirmations of shares sold or redeemed and reports of share balances; (i) all costs of responding to telephone or mail inquiries of shareholders or prospective shareholders.

     The Distribution Plan requires that while it is in effect the Distributor report in writing, at least quarterly, the amounts of all expenditures, the identity of the payees and the purposes for which such expenditures were made for the preceding fiscal quarter.

     For the fiscal year ended September 30, 1995, Baron Asset Fund paid distribution fees to the Distributor of $387,327 (an additional $351,313 was incurred but not paid pursuant to the 0.25% limitation) for the period January 3, 1995 (commencement of operations) to September 30, 1995, Baron Growth & Income Fund paid distribution fees to the Distributor of $15,100 (an additional $8,236 was incurred but not paid pursuant to the 0.25% limitation). The distribution expenses incurred by the Distributor for the fiscal year ended September 30, 1995 with respect to the Funds were as follows:



                    (a) Advertising                  $ 15,517
                    (b) Printing and mailing of       264,076
                        prospectuses to other
                        than current shareholders
                    (c) Compensation paid or to be    209,608
                        paid to sales personnel
                    (d) Other                         272,774

     Trustees of the Funds who were not interested persons of the Funds had no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement. Ronald Baron, an interested person of the Funds, the Adviser and the Distributor, had such an interest.

     Baron Asset Fund received net proceeds of approximately $221,528,465 from sales of its shares during the fiscal year ended September 30, 1995. The cost of shares redeemed by the Fund during such year was approximately $62,932,974. Baron Growth & Income Fund received net proceeds of approximately $27,921,323 from sales of its shares during the period January 3, 1995 (commencement of operations) to

September 30, 1995. The cost of shares redeemed by the Fund during such period was approximately $2,047,773.


       The Distribution Plan has been approved by the Funds' Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto. In approving the Distribution Plan, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

       Baron Capital is authorized to make payments to authorized dealers, banks and other financial institutions who have rendered distribution assistance and ongoing shareholder support services, shareholder servicing assistance or record keeping. Certain states may require that any such person be registered as a dealer with such state. The Funds may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Distribution Plan. No preference will be shown in the selection of investments for the instruments of such depository institutions. Baron Capital may also retain part of the distribution fee as compensation for its services and expenses in connection with the distribution of shares.

       Baron Capital anticipates that its actual expenditures will substantially exceed the distribution fee received by it during the early years of the Funds, and that in later years its expenditures may be less than the distribution fee, thus enabling Baron Capital to realize a profit in those years. For example, if a Fund's average daily net asset value were $2 million, even if Baron Capital incurred $50,000 of distribution expenses, it would receive only $10,000 as its fee. Alternatively, if, the Fund's average daily net assets were $25 million, and Baron Capital incurred $60,000 of distribution expenses, it would receive $125,000 as its fee giving Baron Capital a $65,000 profit. If the Distribution Plan is terminated, the Funds will owe no payments to Baron Capital other than any portion of the distribution fee accrued through the effective date of termination but then unpaid.

       Unless terminated in accordance with its terms, the Distribution Plan shall continue in effect until, and from year to year thereafter if, such continuance is specifically approved at least annually by its Trustees and by a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto, such votes cast in person at a meeting called for the purpose of such vote.

       The Distribution Plan may be terminated at any time by the vote of a majority of the members of the

Funds' Board of Trustees who are not interested persons of the Funds and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto or by the vote of a majority of the outstanding shares. The Distribution Plan may not be amended to increase materially the amount of payments to be made without the approval of a majority of the shareholders. All material amendments must be approved by a vote of the Trustees and of the Trustees who are not interested persons of the Funds and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto, such votes cast in person at a meeting called for the purpose of such vote.

       The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. Accordingly, the Distributor will enter into agreements with banks only to provide administrative assistance. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. It is not expected that shareholders would suffer any adverse financial consequences as a result of these occurrences.

Brokerage

       The Adviser is responsible for placing the portfolio brokerage business of the Funds with the objective of obtaining the best net results for the Funds, taking into account prompt, efficient and reliable executions at a favorable price. Brokerage transactions for the Funds are effected chiefly by or through the Adviser's affiliate, Baron Capital, when consistent with this objective and subject to the conditions and limitations of the 1940 Act. Baron Capital is a member of the National Association of Securities Dealers, Inc., but is not a member of any securities exchange.


       The Funds' Board of Trustees has adopted procedures pursuant to Rule 17e-1 of the 1940 Act which are reasonably designed to provide that the commissions paid to Baron Capital are reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.

The Board reviews no less frequently than quarterly that all transactions effected pursuant to Rule 17e-1 during the preceding quarter were effected in compliance with such procedures. The Funds and the Adviser furnish such reports and maintain such records as required by Rule 17e-1. The Funds do not deal with Baron Capital in any portfolio transaction in which Baron Capital acts as principal.



       For the fiscal year ended September 30, 1995, of the total $369,753 brokerage commissions paid by Baron Asset Fund and Baron Growth & Income Fund, $341,336 in brokerage commissions were paid to Baron Capital. The brokerage commissions paid to Baron Capital represent 92.3% of the aggregate dollar amount of brokerage commissions paid and 89.0% of the aggregate dollar amount of transactions involving the payment of commissions for the 1995 fiscal year. For the fiscal year ended September 30, 1994, of the total $131,851 in brokerage commissions paid by Baron Asset Fund, $118,918 in brokerage commissions were paid to Baron Capital. For the fiscal year ended September 30, 1993, of the total $159,470 in brokerage commissions paid by the Fund, $128,742 in brokerage commissions were paid to Baron Capital. The brokerage commissions paid to Baron Capital represent 90.2% of the aggregate dollar amount of brokerage commissions paid and 89.9% of the aggregate dollar amount of transactions involving the payment of commissions for Baron Asset Fund for the 1994 fiscal year. The brokerage commissions paid to Baron Capital represent 80.7% of the aggregate dollar amount of brokerage commissions paid and 78.5% of the aggregate dollar amount of transactions involving the payment of commissions for the 1993 fiscal year.

       Under the Investment Advisory Agreements and as permitted by Section 28(e) of the Securities and Exchange Act of 1934, the Adviser may cause the Funds to pay a broker-dealer (except Baron Capital) which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Funds in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is consistent with the Funds' policies and is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Funds or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. Such research and information may be used by the Adviser or its affiliates to supplement the services it is required to perform pursuant to the Advisory Agreement in serving the Funds and/or other advisory clients of affiliates.

       Broker-dealers may be willing to furnish statistical research and other factual information or services to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Funds, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided research to the Adviser. Research provided by brokers is used for the benefit of all of the Adviser's or its affiliates' clients and not solely or necessarily for the benefit of the Funds. The Adviser's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Adviser as a consideration in the selection of brokers to execute portfolio transactions.

       Baron Capital acts as broker for, in addition to the Funds, accounts of BCM and Baron Capital, including accounts of principals and employees of Baron Capital, BCM and the Adviser. Investment decisions for the Funds, for investment accounts managed by BCM and for accounts of Baron Capital are made independent of each other in light of differing considerations for the various accounts. The same investment decision may, however, be made for two or more of the Adviser's, BCM's and/or Baron Capital's accounts. In such event, simultaneous transactions are inevitable. Purchases and sales are averaged as to price where possible and allocated as to account in a manner deemed equitable by the Adviser in conjunction with BCM and Baron Capital. This procedure could have a detrimental effect upon the price or value of the security for the Funds, but may have a beneficial effect.

       The investment advisory fee that the Funds pay to the Adviser is not reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would be useful and of value to the Adviser in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser in carrying out its obligations to the Funds.

Custodian, Transfer Agent and Dividend Agent

       The Bank of New York, 48 Wall Street, New York, NY, is the custodian for the Funds' cash and securities. DST Systems, Inc.,CT-7 Tower, 1004 Baltimore, Kansas City, MO 64105 is the transfer agent and dividend agent for the Funds' shares. Neither institution assists in or is responsible for investment decisions involving assets of the Funds. Both institutions are responsible for the maintenance of its portfolio and general accounting records, and provide certain shareholder services.

                              Redemption of Shares


       The Funds expect to make all redemptions in cash, but has reserved the right to make payment, in whole or in part, in portfolio securities. Payment will be made other than all in cash if the Funds' Board of Trustees determines that economic conditions exist which would make payment wholly in cash detrimental to a particular Fund's best interests. Portfolio securities to be so distributed, if any, would be selected in the discretion of the Fund's Board of Trustees and priced as described under "Determining Your Share Price" herein and in the Prospectus.

                                 Net Asset Value


       As more fully set forth in the Prospectus under "Determining Your Share Price," the net asset value per share of each Fund is determined as of the close of the New York Stock Exchange on each day that the Exchange is open. The Exchange is open all week days that are not holidays, which it announces annually. The most recent announcement states it will not be open on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

       Securities traded on more than one national securities exchange are valued at the last sale price of the day as of which such value is being determined as reflected at the close of the exchange which is the principal market for such securities.

       U.S. Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees.

                                      Taxes

       Each Fund intends to qualify every year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Qualification as a regulated investment company relieves the Funds of Federal income taxes on the portion of their net investment income and net realized capital gains distributed to shareholders. The Funds intend to distribute virtually all of their net investment income and net realized capital gains at least annually to their respective shareholders.

       A non-deductible 4% excise tax will be imposed on a Fund to the extent that it does not distribute (including declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income (the excess of short and long term capital gain over short and long term capital loss) for each one-year period ending October 31 and (iii) certain other amounts not distributed in previous years. Shareholders will be taxed during each calendar year on the full amount of such dividends distributed (including certain declared dividends not actually paid until the next calendar year).

       For Federal income tax purposes, distributions paid from net investment income and from any net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Distributions paid from net capital gains are taxable as long-term capital gains, whether received in cash or shares and regardless of how long a shareholder has held the shares, and are not eligible for the dividends received deduction. Distributions of investment income (but not distributions of short-term or long-term capital gains) received by shareholders will qualify for the 70% dividends received deduction available to corporations to the extent designated by the Fund in a notice to each shareholder. Unless all of a Fund's gross income constitutes dividends from domestic corporations qualifying for the dividends received deduction, a portion of the distributions of investment income to those holders of that Fund which are corporations will not qualify for the 70% dividends received deduction. The dividends received deduction for corporate holders may be further reduced if the shares with respect to which dividends are received are treated as debt-financed or deemed to have been held for less than forty-six (46) days.

       The Funds will send written notices to shareholders regarding the Federal income tax status of all distributions made during each calendar year as ordinary income or capital gain and the amount qualifying for the 70% dividends received deduction.

       The foregoing relates to Federal income taxation. Distributions may also be subject to state and local taxes.

The Funds are organized as a Massachusetts business trust. Under current law, so long as the Funds qualify for the Federal income tax treatment described above, it is believed that they will not be liable for any income or franchise tax imposed by Massachusetts.


       Investors are urged to consult their own tax advisers regarding the application of Federal, state and local tax laws.

                         Organization and Capitalization


General

       Baron Asset Fund is an open-end investment company organized as a series fund and established under the laws of The Commonwealth of Massachusetts by a Declaration of Trust dated February 19, 1987, as amended. The two series currently available are Baron Asset Fund and Baron Growth & Income Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights, and are transferable.

Shareholder and Trustee Liability

       Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund or any series thereof. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust provides for indemnification by a Fund for any loss suffered by a shareholder as a result of an obligation of that Fund. The Declaration of Trust also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for an act or obligation of that Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

       The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                                Other Information


Independent Accountants

       Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, has been selected as independent accountants of the Funds.

Calculation of Performance Data

       Advertisements and other sales literature for the Funds may refer to average annual total return and actual return. Average annual total return is computed by finding the average annual compounded rates of return over a given period that would equate a hypothetical initial investment to the ending redeemable value thereof, as follows:

                        P (1+T)'pp'n= ERV
Where:              P = a hypothetical initial payment of $1,000
                    T = average annual total return
                    n =    number of years
                  ERV = ending redeemable value at the end of the period of
                        a  hypothetical   $1,000   investment   made  at  the
                        beginning of the period

       Actual return is computed by measuring the percentage change between the net asset value of a hypothetical $1,000 investment in the Fund at the beginning of a period and the net asset value of that investment at the end of a period. The performance data used in advertisements does not give effect to a 2% contingent deferred sales charge that is no longer applicable.

       All performance calculations assume that dividends and distributions are reinvested at the net asset value on the appropriate reinvestment dates and include all recurring fees.

       Computed in the manner described above, the performance of Baron Asset Fund has been:


               Average Annual Total                  Actual Return (does not
               Return (prior to January 1, 1992      include the 2% contingent
               includes  the 2%  contingent          deferred  sales load)
               deferred sales load where
               investment is less than 3 years)

Year ended          +35.3%                             +35.3%
12/31/95

Year ended          +7.4%                               +7.4%
12/31/94

Year ended         +23.5%                              +23.5%
12/31/93

Year ended         +13.9%                              +13.9%
12/31/92

Year Ended         +32.0%                              +34.0%
12/31/91

Year Ended         -20.5%                              -18.5%
12/31/90

Year Ended         +23.0%                              +25.0%
12/31/89

Year Ended
12/31/88           +32.4%                              +34.4%


Inception
(6/12/87
to 12/31/95        +17.1%                             +286.2%


Inception
(6/12/87
to 12/31/94        +14.9%                             +185.5%

Inception
(6/12/87)
to 12/31/93        +16.1%                             +165.8%

Inception
(6/12/87)
to 12/31/92        +14.8%                             +115.2%

Inception
(6/12/87)
to 12/31/91        +15.0%                              +89.0%

Inception
(6/12/87)
to 12/31/90        +10.1%                              +41.0%

Inception
(6/12/87)
to 12/31/89        +23.4%                              +73.0%

Inception
(6/12/87)
to 12/31/88        +22.1%                                38.4%

Five Years Ended
12/31/95           +22.3%                              +173.9%

For Baron Growth & Income Fund the performance has been:

One Year Ended
12/31/95 (From
Inception 1/3/95)  +52.5%                               +52.5%

     Performance results represent past performance and are not necessarily representative of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

     In addition to advertising average annual and actual return data, comparative performance information may be used in advertising materials about the Funds, including data and other information from Lipper Analytical Services, Inc., CDA Investment Technologies, Morningstar Inc., Money, Forbes, SEI, Ibbotsen, No Load Investor,

Growth Fund Guide, Fortune, Barron's, The New York Times, The Wall Street Journal, Changing Times, Medical Economics, Business Week, Consumer Digest, Dick Davis Digest, Dickenson's Retirement Letter, Equity Fund Outlook, Executive Wealth Advisor, Financial World, Investor's Daily, Time and/or USA Today. The Fund may also use comparative performance data from indexes such as the Dow Jones Industrial Average, Standard & Poor's 400, 500, Small Cap 600, 1,500, or Midcap 400, Value Line Index, Wilshire 4,500, 5000, or Small Cap; NASDAQ/OTC Composite, New York Stock Exchange; and the Russell 1000, 2000, 2500, 3000, 2000 Growth, 2000 Value, or Midcap. With respect to the rating services, the Fund may use performance information that ranks the Fund in any of the following categories: all funds, aggressive growth funds, value funds, mid-cap funds, small-cap funds, growth and income funds, equity income funds, and any combination of the above listed categories.

--------------------------------------------------------------------------------
BARON ASSET FUND

STATEMENT OF NET ASSETS
---------------------------------------------------------------
September 30, 1995

SHARES OR                                      MARKET
PRINCIPAL AMOUNT                              VALUE(1)     %(2)
---------------------------------------------------------------
---------------------------------------------------------------
COMMON STOCKS
---------------------------------------------------------------
AMUSEMENT & RECREATION SERVICES
    250,000  American Classic               $  2,562,500   0.9  %
             Voyages Co....................
    100,000  Circus Circus Enterprises,        2,800,000   1.0
             Inc.*.........................
    100,000  Marcus Corp...................    3,537,500   1.2
     67,000  Mirage Resorts, Inc.*.........    2,202,625   0.7
                                            ------------  ----
                                              11,102,625   3.8
BUSINESS SERVICES
    167,500  Equity Corp. Intl.*...........    4,145,625   1.4
    307,000  Olsten Corp...................   11,934,625   4.1
    550,000  Robert Half Intl., Inc.*......   18,768,750   6.5
    157,500  Stewart Enterprises, Inc. CL      5,709,375   2.0
             A.............................
    250,000  Team Rental Group, Inc.*......    2,500,000   0.9
    295,700  Wackenhut Corrections
             Corp.*........................    6,801,100   2.3
                                            ------------  ----
                                              49,859,475  17.2
CHEMICAL
     55,000  OM Group, Inc.................    1,670,625   0.6

COMMUNICATIONS
    400,000  American Mobile Satellite         9,575,000   3.3
             Corp.*........................
    370,000  Cellular Comm. of P.R.,          11,285,000   3.9
             Inc.*.........................
    150,000  Globalstar Telecomm., Ltd*....    3,206,250   1.1
    270,000  Intl. CableTel, Inc.*.........    7,560,000   2.6
     50,000  United States Cellular
             Corp.*........................    1,825,000   0.6
                                            ------------  ----
                                              33,451,250  11.5
CONSUMER PRODUCTS
     25,000  Oakley, Inc.*.................      740,625   0.3

EDUCATION
    330,000  DeVry, Inc.*..................    8,497,500   2.9
     45,000  Lancit Media Prods, Ltd.*.....      607,500   0.2
    253,000  Westcott Communications,
             Inc.*.........................    3,826,625   1.3
                                            ------------  ----
                                              12,931,625   4.4
FINANCIAL
    640,000  Charles Schwab Corp...........   17,920,000   6.2
    500,700  DVI, Inc.*....................    6,884,625   2.4
     80,000  Franklin Resources, Inc.......    4,610,000   1.6
                                            ------------  ----
                                              29,414,625  10.2
FOOD AND AGRICULTURE
    185,000  Delta & Pine Land Co..........    6,983,750   2.4
     55,000  Pioneer Hi Bred Intl., Inc....    2,530,000   0.9
    250,000  Scotts Co.*...................    5,531,250   1.9
                                            ------------  ----
                                              15,045,000   5.2
HEALTH SERVICES
     80,000  American Homepatient, Inc.*...    2,040,000   0.7
     53,500  Community Health Sys.,
             Inc.*.........................    2,160,062   0.7
    126,800  Genesis Health Ventures,
             Inc.*.........................    4,533,100   1.6
    575,000  Manor Care, Inc...............   19,550,000   6.7
    133,000  Pediatric Services Of America,
             Inc.*.........................    2,560,250   0.9
     62,000  Prof. Sports Care Mgt.,
             Inc.*.........................      333,250   0.1
    361,000  Summit Care Corp.*............    8,844,500   3.1
    100,000  Vitalink Pharmacy Svcs,
             Inc.*.........................    1,850,000   0.6
                                            ------------  ----
                                              41,871,162  14.4

STATEMENT OF NET ASSETS (Continued)
---------------------------------------------------------------
September 30, 1995

SHARES OR                                      MARKET
PRINCIPAL AMOUNT                              VALUE(1)     %(2)
---------------------------------------------------------------
---------------------------------------------------------------
COMMON STOCKS (Continued)
---------------------------------------------------------------
MACHINERY AND ELECTRONICS
     40,000  American Superconductor
             Corp.*........................ $    530,000   0.2%

MEDIA AND ENTERTAINMENT
    125,000  Big Entertainment, Inc.*......      781,250   0.3
    575,000  Saga Communications, Inc.*....    9,128,125   3.1
                                            ------------  ----
                                               9,909,375   3.4
REAL ESTATE & REIT'S
     88,000  Alexander's, Inc.*............    5,313,000   1.8
     80,000  Avatar Holdings, Inc.*........    2,960,000   1.0
    100,000  Vornado Realty Trust..........    3,750,000   1.3
                                            ------------  ----
                                              12,023,000   4.1
RETAIL TRADE & RESTAURANTS
     90,000  Cheesecake Factory, Inc.*.....    2,407,500   0.8
    410,000  Heilig Meyers, Co.............    9,532,500   3.3
    135,000  Nine West Group, Inc.*........    6,142,500   2.1
    125,000  Office Depot, Inc.*...........    3,765,625   1.3
    255,000  Petco Animal Supplies, Inc.*..    6,630,000   2.3
     60,000  Proffitt's Inc.*..............    1,650,000   0.6
    832,500  Smart and Final, Inc..........   16,129,688   5.6
     45,000  Sonic Corp.*..................    1,023,750   0.3
                                            ------------  ----
                                              47,281,563  16.3
TRANSPORTATION
    145,000  American Freightways Corp.*...    2,175,000   0.8
    140,000  USA Trucks, Inc.*.............    1,820,000   0.6
                                            ------------  ----
                                               3,995,000   1.4
MISCELLANEOUS..............................    2,780,109   1.0
                                            ------------  ----

TOTAL COMMON STOCKS
(Cost $198,795,006)........................  272,606,059  94.0%

---------------------------------------------------------------
CORPORATE BONDS
---------------------------------------------------------------
             COMMUNICATIONS
 $8,000,000  Intl. CableTel, Inc. 7.25%
             Conv. Sub. Notes 4/15/2005....    9,560,000   3.3
             PRINTING AND PUBLISHING
    525,000  American City Business 6.00%
             Conv. Sub. Debentures
             12/31/2011....................      840,000   0.3
                                            ------------  ----

TOTAL CORPORATE BONDS
(Cost $8,486,099)..........................   10,400,000   3.6%
---------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS
---------------------------------------------------------------
 10,189,000  Associates Corp. of N.A., 6.4%
             Due 10/02/95..................   10,189,000   3.5
                                            ------------  ----
TOTAL SHORT TERM MONEY MARKET INSTRUMENT
(Cost $10,189,000).........................   10,189,000   3.5
                                            ------------  ----
TOTAL INVESTMENTS (Cost $217,470,105**)....  293,195,059  101.1
                                            ------------  ----
LIABILITIES LESS
CASH AND OTHER ASSETS......................   (3,221,728) (1.1)
                                            ------------  ----
NET ASSETS (Equivalent to $29.30 per share
based on 9,895,597 shares of beneficial
interest outstanding)...................... $289,973,331  100.0%
                                            ------------  ----
                                            ------------  ----


------------

(1) See Note 1 to Financial Statements

(2) Percentage of Net Assets

 * Non-income producing securities

 ** For Federal income tax purposes the cost basis is $217,715,999. Aggregate unrealized appreciation and depreciation of investments are $78,063,290 and $2,584,230, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------
 BARON GROWTH & INCOME FUND

STATEMENT OF NET ASSETS
---------------------------------------------------------------
September 30, 1995
                 SHARES OR                     MARKET
             PRINCIPAL AMOUNT                 VALUE(1)      %(2)
  ---------------------------------------------------------------
---------------------------------------------------------------
COMMON STOCKS
---------------------------------------------------------------

AMUSEMENT & RECREATION SERVICES
     5,000   American Classic Voyages Co...  $    51,250    0.2%
     7,000   Circus Circus Enterprises,
             Inc.*.........................      196,000    0.7
     7,000   Marcus Corp...................      247,625    0.8
     5,000   Mirage Resorts, Inc.*.........      164,375    0.6
                                             -----------  -----
                                                 659,250    2.3
BUSINESS SERVICES
     6,000   Equity Corp. Intl.*...........      148,500    0.5
    10,000   Olsten Corp...................      388,750    1.4
    36,000   Robert Half Intl., Inc.*......    1,228,500    4.3
    12,000   Stewart Enterprises, Inc. CL
             A.............................      435,000    1.5
    10,000   Wackenhut Corp................      156,250    0.5
    22,500   Wackenhut Corrections Corp.*..      517,500    1.8
                                             -----------  -----
                                               2,874,500   10.0
COMMUNICATIONS
    32,000   American Mobile Satellite
             Corp.*........................      766,000    2.7
     8,000   Cellular Comm. Intl.*.........      300,000    1.0
    24,000   Cellular Comm. of P.R.,
             Inc.*.........................      732,000    2.6
     8,000   Globalstar Telecomm., Ltd*....      171,000    0.6
     6,000   Intl. CableTel, Inc.*.........      168,000    0.6
                                             -----------  -----
                                               2,137,000    7.5
COMMUNICATIONS EQUIPMENT
    24,000   TSX Corp.*....................      552,000    1.9
EDUCATION
    75,000   Industrial Training Corp.*....      759,375    2.7
    40,000   Westcott Communications,
             Inc.*.........................      605,000    2.1
                                             -----------  -----
                                               1,364,375    4.8
FINANCIAL
    50,600   Charles Schwab Corp...........    1,416,800    5.0
    38,000   DVI, Inc.*....................      522,500    1.8
     3,000   Franklin Resources, Inc.......      172,875    0.6
     3,000   Leucadia National Corp.*......      175,875    0.6
     4,000   Travelers Group, Inc..........      212,500    0.7
                                             -----------  -----
                                               2,500,550    8.7
FOOD AND AGRICULTURE
    20,000   Pioneer Hi Bred Intl., Inc....      920,000    3.2
    26,000   Scotts Co.*...................      575,250    2.0
                                             -----------  -----
                                               1,495,250    5.2
HEALTH SERVICES
     7,000   American Homepatient, Inc.*...      178,500    0.6
    22,500   Counsel Corp.*................      121,640    0.4
    32,000   Manor Care, Inc...............    1,088,000    3.8
     8,000   Occusystems, Inc.*............      166,000    0.6
    14,000   Pediatric Services Of America,
             Inc.*.........................      269,500    1.0
    13,000   Summit Care Corp.*............      318,500    1.1
                                             -----------  -----
                                               2,142,140    7.5
MEDIA & ENTERTAINMENT
    25,000   American Radio Systems
             Corp.*........................      618,750    2.2
     6,000   Moovies, Inc.*................      117,750    0.4
                                             -----------  -----
                                                 736,500    2.6
REAL ESTATE & REIT'S
     4,000   Alexander's, Inc.*............      241,500    0.9
    26,000   Beacon Properties Corp........      555,750    1.9
    30,000   Cali Realty Corp..............      607,500    2.1
    28,000   Columbus Realty Trust.........      532,000    1.9

STATEMENT OF NET ASSETS (Continued)
---------------------------------------------------------------
September 30, 1995
                 SHARES OR                     MARKET
             PRINCIPAL AMOUNT                 VALUE(1)      %(2)
  ---------------------------------------------------------------
  ---------------------------------------------------------------
COMMON STOCKS (Continued)
---------------------------------------------------------------
    15,000   Crown American Realty Trust...  $   123,750    0.4 %
    34,000   Debartolo Realty Corp.........      476,000    1.7
    23,000   Highwoods Properties, Inc.....      606,625    2.1
    16,000   Kimco Realty Corp.............      640,000    2.2
    28,000   Santa Anita Realty
             Enterprises, Inc..............      378,000    1.3
    32,000   Storage Equities, Inc.........      596,000    2.1
    20,000   Storage USA, Inc..............      617,500    2.2
    20,000   Sun Communities, Inc..........      520,000    1.8
    16,000   Vornado Realty Trust..........      600,000    2.1
    23,000   Wellsford Res Property Trust..      491,625    1.7
                                             -----------  -----
                                               6,986,250   24.4
RETAIL TRADE & RESTAURANTS
    12,000   Cheesecake Factory, Inc.*.....      321,000    1.1
    14,000   Heilig Meyers, Co.............      325,500    1.1
    12,000   Office Depot, Inc.*...........      361,500    1.3
    10,000   Petco Animal Supplies,
             Inc.*.........................      260,000    0.9
    50,000   Smart and Final, Inc..........      968,750    3.4
                                             -----------  -----
                                               2,236,750    7.8
UTILITY SERVICES
    29,000   Southern Union Co. New*.......      540,125    1.9
                                             -----------  -----
TOTAL COMMON STOCKS (Cost $22,092,035).....   24,224,690   84.6%
  -------------------------------------------------------------
CORPORATE BONDS
---------------------------------------------------------------
             COMMUNICATIONS
$1,800,000   Cellular Comm. Intl. Units 1
             Unit = $1000 0% Sr. Disc.
             Notes 8/15/2000 and 1
             Warrant.......................      990,000    3.5
 1,400,000   Intl. CableTel, Inc. 7.25%
             Conv. Sub. Notes 4/15/2005....    1,673,000    5.8
 1,200,000   Scandinavian Broadcasting
             7.25% Conv. Bd 8/01/2005......    1,344,000    4.7
                                             -----------  -----
                                               4,007,000   14.0
             FINANCIAL
   245,000   Waterhouse Inv. Svcs, Inc.,
             6.0% Sub Note Conv.
             12/15/2003....................      269,500    0.9
                                             -----------  -----
TOTAL CORPORATE BONDS
(Cost $3,991,031)..........................    4,276,500   14.9%
  -------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENT
---------------------------------------------------------------
 1,372,000   Associates Corp. of N.A., 6.4%
             Due 10/02/95..................    1,372,000    4.8
                                             -----------  -----
TOTAL SHORT TERM MONEY MARKET INSTRUMENT
(Cost $1,372,000)..........................    1,372,000    4.8
                                             -----------  -----
TOTAL INVESTMENTS (Cost $27,455,066**).....   29,873,190  104.3
                                             -----------  -----
LIABILITIES LESS CASH AND OTHER ASSETS.....   (1,240,723)  (4.3)
                                             -----------  -----
NET ASSETS (Equivalent to $14.77 per share
based on 1,938,601 shares of beneficial
interest outstanding)......................  $28,632,467  100.0%
                                             -----------  -----
                                             -----------  -----

------------

(1) See Note 1 to Financial Statements

(2) Percentage of Net Assets

 * Non-income producing securities

 ** For Federal income tax purposes the cost basis is $27,463,842. Aggregate unrealized appreciation and depreciation of investments are $2,628,121 and $218,773, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
17

--------------------------------------------------------------------------------
 THE BARON FUNDS

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 1995
--------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------

                                                             BARON        BARON GROWTH &
                                                           ASSET FUND      INCOME FUND
                                                          ------------    --------------
Investments in securities, at value (Cost $217,470,105
and $27,455,066, respectively).........................   $293,195,059     $ 29,873,190
Cash...................................................        191,682           14,052
Dividends and interest receivable......................        282,920          120,450
Receivable for securities sold.........................        394,029          263,434
Receivable for shares sold.............................        967,621          151,698
Unamortized organization costs (Note 1)................              0           27,942
Prepaid expenses.......................................          3,114                0
                                                          ------------      -----------
                                                           295,034,425       30,450,766
                                                          ------------      -----------
                                                          ------------      -----------

----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
Payable for securities purchased.......................      4,971,632        1,758,632
Accrued organization costs (Note 1)....................              0           27,942
Accrued expenses and other payables (Note 3)...........         89,462           31,725
                                                          ------------      -----------
                                                             5,061,094        1,818,299
                                                          ------------      -----------
NET ASSETS.............................................   $289,973,331     $ 28,632,467
                                                          ------------      -----------
                                                          ------------      -----------

----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------
Par value..............................................   $     98,956     $     19,386
Paid-in capital in excess of par value.................    214,000,737       25,854,164
Undistributed net investment income....................              0           69,347
Undistributed net realized gains.......................        148,684          271,446
Net unrealized appreciation on investments.............     75,724,954        2,418,124
                                                          ------------      -----------
NET ASSETS.............................................   $289,973,331     $ 28,632,467
                                                          ------------      -----------
                                                          ------------      -----------

SHARES OF BENEFICIAL INTEREST OUTSTANDING ($.01 par
value; indefinite shares authorized)...................      9,895,597        1,938,601
                                                          ------------      -----------
                                                          ------------      -----------

NET ASSET VALUE PER SHARE..............................   $      29.30     $      14.77
                                                          ------------      -----------
                                                          ------------      -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
September 30, 1995

                                                                                 BARON GROWTH &
                                                                                  INCOME FUND
                                                                                 FOR THE PERIOD
                                                                                JANUARY 3, 1995
                                                           BARON ASSET FUND     (COMMENCEMENT OF
                                                               FOR THE           OPERATIONS) TO
                                                              YEAR ENDED         SEPTEMBER 30,
                                                          SEPTEMBER 30, 1995          1995
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
------------------------------------------------------------------------------------------------
INCOME:
Interest...............................................      $    843,926          $   76,347
Dividends..............................................           537,131             103,161
Miscellaneous..........................................             1,638                  60
                                                             ------------          ----------
Total income...........................................         1,382,695             179,568
                                                             ------------          ----------
------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------
Investment advisory fees (Note 3)......................         1,549,306              60,398
Distribution fees (Note 3).............................           387,327              15,100
Custodian fees.........................................            63,892              13,745
Shareholder servicing agent fees.......................            70,690               9,937
Amortization of organization costs (Note 1)............                 0               4,931
Registration and filing fees...........................            50,298               1,500
Trustee fees...........................................            34,012                 988
Professional fees......................................            30,000              12,000
Reports to shareholders................................            23,294                 419
Insurance..............................................             8,860                 262
Miscellaneous..........................................            16,754               2,944
                                                             ------------          ----------
Total expenses.........................................         2,234,433             122,224
                                                             ------------          ----------
Custodian fees paid indirectly.........................                 0             (12,003)
                                                             ------------          ----------
Net expenses...........................................         2,234,433             110,221
                                                             ------------          ----------
Net investment income (loss)...........................          (851,738)             69,347
                                                             ------------          ----------
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
------------------------------------------------------------------------------------------------
Net realized gain on investments sold..................           149,491             271,446
Change in net unrealized appreciation of investments...        54,335,827           2,418,124
                                                             ------------          ----------
Net gain on investments................................        54,485,318           2,689,570
                                                             ------------          ----------
Net increase in net assets resulting from operations...      $ 53,633,580          $2,758,917
                                                             ------------          ----------
                                                             ------------          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
19

--------------------------------------------------------------------------------
 THE BARON FUNDS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
September 30, 1995

                                                                                        BARON GROWTH &
                                                                                         INCOME FUND
                                                                                        FOR THE PERIOD
                                                                                       JANUARY 3, 1995
                                                       BARON ASSET FUND                (COMMENCEMENT OF
                                                FOR THE               FOR THE           OPERATIONS) TO
                                               YEAR ENDED            YEAR ENDED         SEPTEMBER 30,
                                           SEPTEMBER 30, 1995    SEPTEMBER 30, 1994          1995
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------------------
OPERATIONS:
Net Investment Income (loss)............      $   (851,738)         $   (479,086)        $     69,347
Net realized gain on investment sold....           149,491             2,551,609              271,446
Net change in unrealized appreciation on
investments.............................        54,335,827             3,658,293            2,418,124
                                              ------------          ------------         ------------
Increase in net assets resulting from
operations..............................        53,633,580             5,730,816            2,758,917
                                              ------------          ------------         ------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net realized gain on investments........        (2,514,282)           (2,252,930)                   0
                                              ------------          ------------         ------------
                                                (2,514,282)           (2,252,930)                   0
                                              ------------          ------------         ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from the sale of shares........       219,118,186            29,376,138           27,921,323
Net asset value of shares issued in
reinvestment of dividends...............         2,410,279             2,168,806
Cost of shares redeemed.................       (62,932,974)          (14,680,858)          (2,047,773)
                                              ------------          ------------         ------------
Increase in net assets derived from
capital share transactions..............       158,595,491            16,864,086           25,873,550
                                              ------------          ------------         ------------
Net increase in net assets..............       209,714,789            20,341,972           28,632,467

-------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------
Beginning of year.......................        80,258,542            59,916,570                    0
                                              ------------          ------------         ------------
End of year.............................      $289,973,331          $ 80,258,542         $ 28,632,467
                                              ------------          ------------         ------------
                                              ------------          ------------         ------------
Undistributed net investment income at
end of year.............................      $          0          $          0         $     69,347
                                              ------------          ------------         ------------
                                              ------------          ------------         ------------
-------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST:
-------------------------------------------------------------------------------------------------------
Shares sold.............................         8,798,265             1,367,817            2,094,005
Shares issued in reinvestment
dividends...............................           111,227               104,019
Shares redeemed.........................        (2,531,541)             (688,887)            (155,404)
                                              ------------          ------------         ------------
Net increase............................         6,377,951               982,949            1,938,601
                                              ------------          ------------         ------------
                                              ------------          ------------         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

---------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
---------------------------------------------------------------

Baron Asset Fund (the 'Trust') is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as a diversified, open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers two series (individually a 'Fund' and collectively the 'Funds'): Baron Asset Fund, started in June of 1987, and Baron Growth & Income Fund, started in January of 1995. The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with generally accepted accounting principles.

(A) SECURITY VALUATION. Portfolio securities traded on any national stock exchange or quoted on the NASDAQ National Market System are valued on the basis of the last sale price on the date of valuation or, in the absence of any sale on that date, the last sale price on the date the security last traded. Other securities are valued at the mean of the most recent bid and asked prices if market quotations are readily available. Where market quotations are not readily available the securities are valued at their fair value as determined in good faith by the Board of Trustees, although the actual calculations may be done by others. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and Federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(C) FEDERAL INCOME TAXES. Each Fund of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(D) EXPENSE ALLOCATION. Expenses directly attributed to a Fund are charged to that Fund's operations; expenses which are applicable to both Funds are allocated on a basis deemed fair and equitable by the Trustees, usually on the basis of average net assets.

(E) ORGANIZATION COSTS. Costs incurred in connection with the organization and initial registration of Baron Growth & Income Fund have been deferred and are being amortized on a straight-line basis over a five-year period. Baron Capital, Inc.('BCI'), a wholly owned subsidiary of Baron Capital Group, Inc. ('BCG'), agreed to make advances for organization expenses incurred and will be reimbursed as the costs are amortized.

(F) DISTRIBUTIONS. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. During the year ended September 30, 1995, Baron Asset Fund reclassified a net operating loss of $851,738 to Additional Paid-In-Capital.
---------------------------------------------------------------
(2) PURCHASES AND SALES OF SECURITIES
---------------------------------------------------------------
Purchases and sales of securities, other than short term securities, aggregated $202,598,746 and $54,111,447, respectively for Baron Asset Fund for the year ended September 30, 1995, and $29,597,844 and $3,800,611, respectively for Baron Growth & Income Fund for the period January 3, 1995 (commencement of operations) to September 30, 1995.
---------------------------------------------------------------
(3) INVESTMENT ADVISORY FEES
AND OTHER TRANSACTIONS WITH AFFILIATES
---------------------------------------------------------------
(A) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the 'Adviser'), a wholly owned subsidiary of BCG serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Funds equal to 1% per annum of each Fund's average daily net asset value. The Adviser has agreed that if the expenses (exclusive of interest, taxes, brokerage, extraordinary expenses and amounts paid by the Funds under the plan of distribution) of either Fund in any fiscal year exceed the limits prescribed by any state in which that Fund's shares are qualified for sale, the Adviser will reduce its fee by the amount of any such excess, up to the amount of the Adviser's fee. The Trustees do not anticipate that the expenses will exceed 2.0% of the first $100 million and 1.5% of the remainder in excess of $100 million of each Fund.

(B) DISTRIBUTION FEES. BCI is a registered broker dealer and the distributor of the shares of the Funds pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Funds to pay BCI a distribution fee equal on an annual basis to 0.25% of the Funds' average daily net assets. Brokerage transactions for the Funds may be effected by or through BCI. BCI earned $301,249 in brokerage
--------------------------------------------------------------------------------
21

--------------------------------------------------------------------------------
THE BARON FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

commissions from Baron Asset Fund for the year ended September 30, 1995, and $39,987 from Baron Growth & Income Fund for period January 3, 1995 (commencement of operations) to September 30, 1995.

(C) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Funds' Adviser or of BCI. None of the Trustees so affiliated received compensation for his services as a Trustee of the Trust. None of the Funds' officers received compensation from the Funds.

--------------------------------------------------------------------------------
(4) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
BARON ASSET FUND
Selected data for a share of beneficial interest outstanding throughout each period:

                                                            ------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                            ------------------------------------------------------------------
                                                             1995      1994      1993      1992      1991      1990      1989
                                                            ------    ------    ------    ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF YEAR.......................   $22.82    $21.91    $16.20    $14.80    $10.88    $17.22    $12.98
                                                            ------    ------    ------    ------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss).............................    (0.09)    (0.14)    (0.13)    (0.08)     0.07      0.21      0.13
Net realized and unrealized gains (losses) on
investments..............................................     7.23      1.82      6.00      1.52      4.05     (5.14)     4.81
                                                            ------    ------    ------    ------    ------    ------    ------
    TOTAL FROM INVESTMENT OPERATIONS.....................     7.14      1.68      5.87      1.44      4.12     (4.93)     4.94
LESS DISTRIBUTIONS
Dividends from net investment income.....................        0         0         0     (0.04)    (0.20)    (0.16)    (0.05)
Distributions from net realized gains....................    (0.66)    (0.77)    (0.16)        0         0     (1.25)    (0.65)
                                                            ------    ------    ------    ------    ------    ------    ------
    TOTAL DISTRIBUTIONS..................................    (0.66)    (0.77)    (0.16)    (0.04)    (0.20)    (1.41)    (0.70)
                                                            ------    ------    ------    ------    ------    ------    ------
NET ASSET VALUE, END OF YEAR.............................   $29.30    $22.82    $21.91    $16.20    $14.80    $10.88    $17.22
                                                            ------    ------    ------    ------    ------    ------    ------
                                                            ------    ------    ------    ------    ------    ------    ------

    TOTAL RETURN.........................................     32.3%      8.0%     36.5%      9.7%     38.3%    (30.7%)    39.9%
                                                            ------    ------    ------    ------    ------    ------    ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year....................   $290.0    $ 80.3    $ 59.9    $ 43.8    $ 47.4    $ 40.0    $ 47.7
Ratio of expenses to average net assets..................      1.4%      1.6%      1.8%      1.7%      1.7%      1.8%      2.1%
Ratio of net investment income (loss) to average net
  assets.................................................     (0.5%)    (0.7%)    (0.7%)    (0.5%)     0.5%      1.5%      1.3%
Portfolio turnover rate..................................     35.2%     55.9%    107.9%     95.5%    142.7%     97.8%    148.9%


                                                            1988      1987
                                                           ------    ------
NET ASSET VALUE, BEGINNING OF YEAR.......................  $11.95    $10.00
                                                           ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss).............................    0.05      0.07
Net realized and unrealized gains (losses) on
investments..............................................    1.18      1.88
                                                           ------    ------
    TOTAL FROM INVESTMENT OPERATIONS.....................    1.23      1.95
LESS DISTRIBUTIONS
Dividends from net investment income.....................   (0.03)        0
Distributions from net realized gains....................   (0.17)        0
                                                           ------    ------
    TOTAL DISTRIBUTIONS..................................   (0.20)        0
                                                           ------    ------
NET ASSET VALUE, END OF YEAR.............................  $12.98    $11.95
                                                           ------    ------
                                                           ------    ------
    TOTAL RETURN.........................................    10.7%     19.5%
                                                           ------    ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year....................  $ 11.7    $  3.9
Ratio of expenses to average net assets..................     2.5%      2.8%**
Ratio of net investment income (loss) to average net
  assets.................................................     0.5%      1.9%**
Portfolio turnover rate..................................   242.4%     84.7%

------------------
 * For the period from June 12, 1987 (commencement of operations) to September 30, 1987.
** Annualized.

The Fund's adviser and/or Baron Capital reimbursed the Fund for expenses aggregating $8,561 (less than $0.01 per share) in 1990, $27,315 ($0.01 per share) in 1989, $83,219 ($0.11 per share) in 1988, and $36,330 ($0.20 per share)
in 1987. The reimbursement amounts are excluded from the expense data above.

BARON GROWTH & INCOME FUND

Selected data for a share of beneficial interest outstanding:

                                                                                                                          1995*
                                                                                                                         ------
NET ASSET VALUE, BEGINNING OF PERIOD.................................................................................... $10.00
                                                                                                                         ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...................................................................................................   0.04
Net realized and unrealized gains on investments........................................................................   4.73
                                                                                                                         ------
    TOTAL FROM INVESTMENT OPERATIONS....................................................................................   4.77
LESS DISTRIBUTIONS
Dividends from net investment income....................................................................................      0
Distributions from net realized gains...................................................................................      0
                                                                                                                         ------
    TOTAL DISTRIBUTIONS.................................................................................................      0
                                                                                                                         ------
NET ASSET VALUE, END OF PERIOD.......................................................................................... $14.77
                                                                                                                         ------
                                                                                                                         ------
    TOTAL RETURN........................................................................................................   47.7%
                                                                                                                         ------
RATIOS/SUPPLEMENTAL DATE
Net assets (in millions), end of period................................................................................. $ 28.6
Ratio of expenses to average net assets.................................................................................    2.0%**
Ratio of net investment income to average net assets....................................................................    1.1%**
Portfolio turnover rate.................................................................................................   40.6%

------------------
 * For the period January 3, 1995 (commencement of operations) to September 30, 1995.
** Annualized.

The Fund's Custodian offset custody fees of $12,003 (less than $0.01 per share) in 1995. The expense offset amount is included in the expense data above.

--------------------------------------------------------------------------------
22

                        COMPARISON OF CHANGE IN VALUE OF $10,000
                         INVESTMENT IN BAF AND THE RUSSELL 2000

--------------------------------------------------------------------------------

                        [PERFORMANCE GRAPH]

Fiscal                      Russell 200C                 BAF
                                 10000                  10000
1987                             10471                  11950
1988                              9339                  13234
1989                             11346                  18521
1990                              8266                  12838
1991                             11993                  17760
1992                             13066                  19484
1993                             17397                  26595
1994                             17892                  28728
1995                             22072                  38002


INFORMATION PRESENTED BY FISCAL YEAR AS OF SEPTEMBER 30
(UNAUDITED)



                                                                     17.5%
                                           32.3%   24.9%   24.2%   Inception
                                          1 Year  3 Year   5 Year   to Date
                                             AVERAGE ANNUAL TOTAL RETURN

               Past performance is not predictive of future performance

------------------------------------------

BARON ASSET FUND'S
MANAGEMENT
DISCUSSION AND ANALYSIS
------------------------------------------

Baron Asset Fund performed well in the fiscal year ended September 30, 1995, both absolutely and relative to other equity funds and the market averages. The Fund's one year performance of 32.3% was significantly better than its 17.4% average annual performance since inception. Baron Asset Fund ranks among the top 2% of all taxable equity funds since its inception in June 1987.

Fiscal year 1995 was a catch-up year for Baron Asset Fund. Although the Fund performed well relative to its peers and the market averages in 1994, its performance was below the long-term objectives of the Fund. During 1994, the businesses in which the Fund invested grew rapidly, their fundamentals improved, yet stock prices on-average were little changed. In 1995, as these businesses continued to grow, their stock prices increased to reflect the results of both 1995 and 1994.

Baron Asset Fund's performance was strong throughout most of our portfolio. Investments in financial services, temporary help, communications, long term healthcare and specialty retail all contributed to our performance. The Fund either established or increased its investment holdings opportunistically throughout the year. The Fund's position in financial services was increased when there was concern about an inevitable bear market; in communications, when there was concern about increased competition; in temporary help, when there was concern about a slowing economy; in long term healthcare, when there was concern about government reimbursements; and in specialty retail, when there was concern regarding price competition as a result of sluggish consumer demand.

The environment for stocks in 1995 was favorable. Slow economic growth combined with low inflation and favorable interest rates propelled market averages to record highs. We anticipate 1996 will be another favorable year for stocks

--------------------------------------------------------------------------------
23

--------------------------------------------------------------------------------
THE BARON FUNDS

with an environment similar to 1995. In addition, 1996 is an election year, usually a good year for stocks. If the economy continues to grow slowly and if the dollar maintains its recent relative strength, it could be a particularly good year for small-cap investors and stock pickers who can identify companies able to grow regardless of the general economic environment. The Fund is well positioned for this environment.

In Fiscal year 1996, the Fund will continue to invest in companies that are undervalued with significant growth prospects and increasing profitability. The companies will continue to be identified through our independent research efforts. Companies in which we invest will have the potential to increase at least 50% over the next two years. The Fund will remain diversified not only by industry but also by external factors that we have identified which could affect company performance. This approach to investing should allow the Fund to continue to produce above average performance with an attractive risk profile.

We are looking forward to a successful 1996.

------------------------------------------
BARON GROWTH &
INCOME FUND'S
MANAGEMENT
DISCUSSION AND ANALYSIS
------------------------------------------

Baron Growth & Income Fund performed well in the nine months ending September 30, 1995. The Fund's inception was on January 3, 1995. The Fund's performance was strong not only on an absolute basis but also relative to other similarly managed funds. The Fund is the number one ranked growth & income fund in 1995 year to date.

The Fund's strong performance can be attributed to its investment strategy of allocating approximately 60% of its portfolio to rapidly growing, well managed, very profitable small-cap companies that are attractively priced, and the remaining 40% to value oriented, income producing securities, also principally of smaller companies.

The growth component of the Fund performed very well. The Fund achieved particularly strong gains with its investments in financial services, temporary help, long term healthcare and communications.

The performance of the Fund's fixed income component lagged that of the growth component. However, the performance of this portfolio segment was strong relative to comparable funds and relative indices. Approximately 25% of the Fund's portfolio was invested in real estate investment trusts. The Fund's REIT portfolio gained 15.9% for the nine months. This is approximately double the performance of other REIT funds during the same period. The Fund's fixed income securities, most of which are convertibles, also performed well. Convertibles of companies in the communications industry not only provided attractive yields but also appreciated significantly in price.

In fiscal 1996, the Fund's portfolio should continue to be structured as it is at fiscal year end 1995. Approximately 40% of its portfolio will likely remain invested in income producing securities. We currently expect more than half of this portfolio segment to be invested in REITs. We expect the income component of the Fund to produce annual returns of approximately 15%. This is a combination of attractive yields and moderate business growth. The growth component of the portfolio, like that of Baron Asset Fund, is fully invested in stocks that have the opportunity to appreciate in value at least 50% during the next two years.

The Fund's portfolio is well positioned to offer attractive returns by investing in small cap companies with significant growth potential while mitigating risk because of the cushion provided by its investments in income producing securities. We are looking forward to a successful 1996.

--------------------------------------------------------------------------------
24

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

------------------------------------------
TO THE SHAREHOLDERS
AND BOARD OF TRUSTEES OF
BARON ASSET FUND:
------------------------------------------

  We have audited the accompanying statements of net assets and assets and liabilities of Baron Asset Fund (comprising Baron Asset Fund and Baron Growth & Income Fund) as of September 30, 1995, the related statement of operations and changes in net assets for the year then ended for Baron Asset Fund and for the period January 3, 1995 (commencement of operations) to September 30, 1995 for Baron Growth & Income Fund, the statement of changes in net assets for the year ended September 30, 1994 for Baron Asset Fund, the financial highlights for each of the eight years in the period ended September 30, 1995 and for the period from June 12, 1987 (commencement of operations) to September 30, 1987 with respect to Baron Asset Fund and for the period January 3, 1995 (commencement of operations) to September 30, 1995 with respect to Baron Growth & Income Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Baron Asset Fund as of September 30, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

New York, New York
November 14, 1995

--------------------------------------------------------------------------------
25

                                BARON ASSET FUND

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
         a. Financial Statements:
         Included in Part B of this Registration Statement:
                  For Baron Asset Fund:
                  Report of Independent Accountants
                  Financial Statements for the Fiscal Year Ended September
                       30, 1995 (Audited);
                       Supplementary Information (condensed financial information) (also included in Part A of this Registration Statement)

         b. Exhibits:
                  1. Declaration of Trust dated February 19, 1987.
                  2. By-laws dated February 19, 1987.
                  3. Inapplicable.
                  4. Specimen Share Certificates representing shares of
                     beneficial interest of $.01 par value.
                  5. (a) Investment Advisory Agreement between Baron Asset
                       Fund and BAMCO,               Inc.
                     (b) Investment Advisory Agreement between Baron Growth
                       & Income Fund and BAMCO, Inc.
                  6. Distribution Agreement with Baron Capital, Inc.
                  7. Inapplicable.
                  8. (a) Custodian Agreement with The Bank of New York.
                     (b) Fee Schedule for Exhibit 8(a).
                  9. (a) Transfer Agency Agreement with Supervised Services
                       Company, Inc.
                     (b) Fee Schedule for Exhibit 9(a).
                  10.Opinion and consent of counsel as to legality of
                     shares being registered (filed with Rule 24f-2
                     Notice).
                  11.Consent of Independent Certified Public Accountants. 12.Inapplicable.
                  13.Letter agreement between the Registrant and the
                     Purchaser of the Initial Shares.
                  14.(a) IRA Disclosure Statement.
                     (b) IRA Account Application.
                     (c) 5305-A Agreement.
                  15.Distribution Plan pursuant to Rule 12b-1.
                  16.Schedule for computation of performance quotations.
                     Power of Attorney.

Item 25.          Persons Controlled by or under Common Control
                  with Registrant
The following   diagram   indicates  the  persons under common control with
Registrant, all of which are incorporated in New York.

                                  Ronald Baron
                                        |
                                       90%
                                        |
                            Baron Capital Group, Inc.
                                |                 |
                              100%               100%
                                |                 |
                      Baron Capital, Inc.     BAMCO, Inc.
                                        |
                                       100%
                                        |
                         Baron Capital Management, Inc.


Baron Capital, Inc. serves as distributor of Registrant's shares and performs brokerage services for Registrant. BAMCO, Inc. serves as investment adviser to Registrant. Ronald Baron, President of Registrant, is the controlling shareholder of Baron Capital Group, Inc. and serves as President of all the above entities.

Item 26.          Number of Holders of Securities (as of December 21, 1995)

              (1)                                               (2)
          Title of Class                                Number of Shareholders
         ----------------                               ----------------------
      Shares of beneficial
    interest ($.01 par value),
        Baron Asset Fund                                        5,935
    Baron Growth & Income Fund                                    936


Item 27.          Indemnification
         Article IV of Registrant's Declaration of Trust states as follows:

         Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust of its shareholders, in connection with Trust Property of the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property, or to the Property of one or more specific series of the Trust if the claim arises from the conduct of such Trustee, officer, employee or agent with respect to only such Series, for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities, to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder out of the Trust Property for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. Indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one of more Series whose shares were held by said shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a shareholder under this Section 4.1 be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a shareholder in any appropriate situation even though not specifically provided herein.

         Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Trustee or officer:

                  (i) against any liability to the Trust or a Series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not the have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

                  (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph
                  (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                     (A) by the court or other body approving the settlement or other disposition; or

                                     (B)  based   upon  a  review   of   readily
                                     available  facts  (as  opposed  to  a  full
                                     trial-type   inquiry)  by  (x)  vote  of  a
                                     majority  of  the  Non-interested  Trustees
                                     acting  on  the  matter  (provided  that  a
                                     majority  of the Non-  interested  Trustees
                                     then in office  act on the  matter)  or (y)
                                     written   opinion  of   independent   legal
                                     counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non- interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Non-interested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28. Business or Other Connections of Investment Adviser

         The business and other connections of BAMCO, Inc. is summarized under "The Adviser" in the Prospectus constituting Part A of the Registration Statement, which summary is incorporated herein by reference.

         The business and other connections of the officers and directors of BAMCO, Inc. is currently listed in the investment adviser registration on Form ADV for BAMCO, Inc. (File No. 801- 29080) and is incorporated herein by reference.

Item 29. Principal Underwriters

         (a) Inapplicable.

         (b)

       (1)                                             (2)                                     (3)
                                                   Positions and                          Positions and
Name and Principal                                 Offices with                           Offices with
 Business Address                                    Underwriter                            Registrant
------------------                                 --------------                        ------------------
Ronald Baron                                       Director and                           Trustee and
         450 Park Avenue                            President                              President
         New York, N.Y. 10022

       (1)                                             (2)                                     (3)
                                                   Positions and                          Positions and
Name and Principal                                 Offices with                           Offices with
 Business Address                                    Underwriter                            Registrant
------------------                                 --------------                        ------------------
Collin Baron                                       Director                               None
         855 Main Street
         Bridgeport, CT 06604

Susan Robbins                                      Director, Secretary                    Vice President
         450 Park Avenue                           and Vice President
         New York, N.Y. 10022

Peggy Wong                                         Treasurer                              Treasurer
         450 Park Avenue
         New York, N.Y. 10022

         (c) Inapplicable.

Item 30. Location of Accounts and Records
         Certain accounts, books and other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, BAMCO, Inc. and Baron Capital, Inc., 450 Park Avenue, Suite 2800, New York, N.Y. 10022. Records relating to the duties of the Registrant's transfer agent are maintained by Supervised Service Company, Inc. 811 Main Street, Kansas City, MO 64105 and of the Registrant's custodian are maintained by The Bank of New York, 48 Wall Street, New York, N.Y. 10015.

Item 31. Management Services
         Inapplicable.

Item 32. Undertakings
         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

         Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment No.11 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 28th day of December, 1995.



                                                  BARON ASSET FUND



                                                  By s/Ronald Baron
                                                     ---------------------------
                                                     Ronald Baron, President





         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 10 to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                                Title                                      Date
         ----------                                -----                                      ----

s/ Ronald Baron                                    President (Principal                       December 28, 1995
------------------------                           Executive Officer) &


   Ronald Baron                                    Trustee


*  s/Raymond Noveck                                Trustee                                    December 28, 1995
------------------------
Raymond Noveck


s/ Linda S. Martinson                              Secretary,                                 December 28, 1995
------------------------                           Vice Presdident & Trustee
Linda S. Martinson

         Signatures                                Title                                      Date
         ----------                                -----                                      ----


s/ Peggy Wong                                      Treasurer (Principal                       December 28, 1995
-----------------------                            Financial & Accounting
      Peggy Wong                                   Officer)



* s/Mark M. Feldman                                Trustee                                    December 28, 1995
-----------------------
   Mark M. Feldman



* s/Norman S. Edelcup                              Trustee                                    December 28, 1995
-----------------------
   Norman S. Edelcup




* s/Charles N. Mathewson                           Trustee                                    December 28, 1995
------------------------
   Charles N. Mathewson



* s/Irwin Greenberg                                Trustee                                    December 28, 1995
----------------------
   Irwin Greenberg




* s/Harold W. Milner                               Trustee                                    December 28, 1995
----------------------
   Harold W. Milner




* s/David A. Silverman                             Trustee                                    December 28, 1995
----------------------
   David A. Silverman

*By:s/ Linda S. Martinson
    ----------------------
    Linda S. Martinson
    Attorney-in-fact pursuant to a power of attorney previously filed.

                            STATEMENT OF DIFFERENCES
                            ------------------------
Mathematical powers normally expressed as superscript shall be preceded by 'pp'

                                BARON ASSET FUND

                               Index to Exhibits

Exhibit No.      Title of Exhibit                                         Page
-----------      ----------------                                        ------
    1            Declaration of Trust                                     *
    2            By-laws                                                  *
    4            Specimen Certificates
                   Baron Asset Fund                                       ***
                   Baron Growth & Income Fund
    5(a)         Investment Advisory Agreement for Baron Asset            **
                   Fund
    5(b)         Investment Advisory Agreement for Baron Growth
                   & Income Fund
    6            Distribution Agreement                                   **
    8(a)         Custodian Contract                                       *
    8(b)         Fee Schedule for Exhibit 8(a)                            *
    9(a)         Transfer Agency Agreement                                ***
    9(b)         Fee Schedule for Exhibit 9(a)                            ***
   10            Opinion and consent of counsel as to legality of
                   shares being registered (filed with Rule 24f-2
                   Notice)
   11            Consent of Independent Accountants
   13            Letter agreement relating to initial capital             *
   14(a)         IRA Disclosure Statement                                 <
   14(b)         IRA Account Application                                  <
   15            Distribution Plan pursuant to Rule 12b-1                 **
   16            Calculation of performance
   27            Financial Data Schedule
                   Baron Asset Fund
   27(a)         Financial Data Schedule
                   Baron Growth & Income Fund


                 Power of Attorney.


-----------------------
* Previously filed with Pre-Effective Amendment No. 1
** Previously filed with Post-Effective Amendment No. 3
*** Previously filed with Post-Effective Amendment No. 5
**** Previously filed with Post-Effective Amendment No. 7
< Previously filed with Post-Effective Amendment No. 10